                              (EUREKA FUNDS LOGO)


                               Semi-Annual Report
                                 March 31, 2003


                         ------------------------------
                         U.S. Treasury Obligations Fund
                         ------------------------------
                            Prime Money Market Fund
                         ------------------------------
                           Investment Grade Bond Bund
                         ------------------------------
                                  Global Fund
                         ------------------------------
                                  Equity Fund
                         ------------------------------

                               Table of Contents

                       Schedules of Portfolio Investments
                                       3

                      Statements of Assets and Liabilities
                                       34

                            Statements of Operations
                                       36

                      Statements of Changes in Net Assets
                                       38

                              Financial Highlights
                                       42

                       Notes to the Financial Statements
                                       48

MUTUAL FUNDS
- Are not FDIC insured
- Are not deposits or obligations of, or guaranteed by, Bank of the West, any of its affiliates or any other financial institution
- Are subject to investment risks, including possible loss of principal

U.S. TREASURY OBLIGATIONS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2003
(Unaudited)

                              PRINCIPAL     AMORTIZED
                               AMOUNT         COST
------------------------------------------------------
U.S. GOVERNMENT GUARANTEED SECURITIES (29.5%)

Financial Assistance Corp.
9.38%, 07/21/03              $ 5,450,000   $ 5,571,216
                                           -----------
Israel Aid
0.00%, 05/15/03                1,526,000     1,523,458
6.63%, 08/15/03               14,540,000    14,829,458
0.00%, 09/15/03                1,000,000       993,218
5.63%, 09/15/03                  245,000       249,317
                                           -----------
                                            17,595,451
                                           -----------
Private Export Funding
  Corp.
5.82%, 06/15/03                5,000,000     5,036,615
5.31%, 11/15/03                  810,000       830,006
                                           -----------
                                             5,866,621
                                           -----------
TOTAL U.S. GOVERNMENT GUARANTEED
  SECURITIES                                29,033,288
------------------------------------------------------
U.S. TREASURY NOTES (10.2%)

5.75%, 04/30/03               10,000,000    10,036,292
------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGES (14.3%)
Small Business Administration*
  Pool #50191
    2.38%, 04/01/03               52,408        52,408
  Pool #501967
    2.38%, 04/01/03              269,652       269,652
  Pool #502014
    2.38%, 04/01/03              104,508       104,508
  Pool #502221
    2.25%, 04/01/03              327,091       327,607
  Pool #502610
    2.13%, 04/01/03               89,147        89,147
  Pool #502988
    2.00%, 04/01/03              183,905       183,905
  Pool #503274
    1.75%, 04/01/03              166,366       166,366
  Pool #503308
    1.75%, 04/01/03              365,554       365,554

                              PRINCIPAL     AMORTIZED
                               AMOUNT         COST
------------------------------------------------------
  Pool #503696
    1.75%, 04/01/03          $ 1,101,997   $ 1,101,010
  Pool #503962
    2.00%, 04/01/03              347,324       347,324
  Pool #504228
    1.75%, 04/01/03              232,988       232,988
  Pool #504824
    1.88%, 04/01/03              690,823       688,762
  Pool #504996
    2.00%, 04/01/03            1,878,887     1,878,887
  Pool #505026
    2.00%, 04/01/03              677,166       676,967
  Pool #505128
    2.00%, 04/01/03            1,878,855     1,878,268
  Pool #505160
    1.88%, 04/01/03               96,288        96,165
  Pool #505236
    1.90%, 04/01/03            2,037,938     2,034,803
  Pool #505303
    1.80%, 04/01/03              596,372       596,372
  Pool #505341
    1.70%, 04/01/03            2,127,086     2,126,376
  Pool #505344
    1.70%, 04/01/03              880,818       880,440
------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES      14,097,509
------------------------------------------------------
REPURCHASE AGREEMENTS (36.8%)

Goldman Sachs,
  1.29%, 04/01/03, dated
  03/31/03 (Fully
  collateralized by U.S.
  Treasury Bills)             18,000,000    18,000,000
Prudential,
  1.34%, 04/01/03, dated
  03/31/03 (Fully
  collateralized by U.S.
  Treasury Bonds)             18,217,000    18,217,000
------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                 36,217,000
------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

U.S. TREASURY OBLIGATIONS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                               SHARES
                                 OR
                              PRINCIPAL     AMORTIZED
                               AMOUNT         COST
------------------------------------------------------
INVESTMENT COMPANIES (8.6%)

BlackRock Provident
  Institutional T-Fund         4,250,000   $ 4,250,000
Federated Treasury
  Obligations Fund             4,250,000     4,250,000
------------------------------------------------------
TOTAL INVESTMENT COMPANIES                   8,500,000
------------------------------------------------------
TOTAL INVESTMENTS (AMORTIZED COST
  $97,884,089) (A) -- 99.4%                 97,884,089
------------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.6%                          553,097
------------------------------------------------------
NET ASSETS -- 100.0%                       $98,437,186
------------------------------------------------------

---------------

(a) Cost and value for financial reporting and federal income tax purposes are the same.

* Denotes variable rate security. Rate presented represents rate in effect on March 31, 2003. Maturity date reflects next rate change date.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 4

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2003
(Unaudited)

                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
COMMERCIAL PAPER (B) (11.0%)

FINANCE & BANKING (5.5%)
Air Liquide US
  1.23%, 04/14/03           $ 8,000,000   $  7,996,447
CDC Commercial Paper Corp.
  1.24%, 04/08/03             8,000,000      7,998,071
                                          ------------
                                            15,994,518
                                          ------------
INSURANCE (2.4%)
Alfa Corp.
  1.27%, 04/21/03             7,000,000      6,995,061
                                          ------------

RETAIL (3.1%)
Willey
  1.25%, 04/04/03             9,035,000      9,034,059
------------------------------------------------------
TOTAL COMMERCIAL PAPER                      32,023,638
------------------------------------------------------
CORPORATE BONDS (9.6%)

BEVERAGES & TOBACCO (0.1%)
Anheuser-Busch Companies, Inc.
  6.75%, 08/01/03               225,000        229,018
                                          ------------
COMPUTERS (0.2%)
IBM Corp.
  5.37%, 09/22/03               450,000        458,101
                                          ------------
CONSUMER GOODS & SERVICES (0.2%)
Procter & Gamble Co.
  5.25%, 09/15/03               520,000        527,917
                                          ------------
FINANCE & BANKING (8.0%)
Associates Corporation of
  North America
  6.00%, 04/15/03               500,000        500,900
  6.88%, 08/01/03               200,000        203,620
Bank of America Corp.
  7.00%, 05/15/03             1,913,000      1,924,001
Bear Stearns Companies,
  Inc.
  6.75%, 04/15/03               500,000        501,020
  6.70%, 08/01/03               500,000        508,707

                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
Citigroup Capital Markets
  Holdings, Inc.
  6.25%, 05/15/03           $ 3,201,000   $  3,219,737
  6.63%, 11/15/03             1,502,000      1,550,162
General Electric Capital
  Corp.
  6.27%, 07/23/03               410,000        416,260
  6.75%, 09/11/03               790,000        806,634
  6.81%, 11/03/03             2,150,000      2,218,256
  7.89%, 02/11/04               500,000        527,411
Heller Financial, Inc.
  7.88%, 05/15/03               100,000        100,784
Merrill Lynch & Company,
  Inc.
  7.85%, 05/30/03                50,000         50,516
Morgan Stanley
  7.13%, 08/15/03               100,000        102,123
Salomon, Inc.
  7.20%, 06/09/03               200,000        202,098
  7.00%, 06/15/03               524,000        529,810
  6.77%, 07/22/03               750,000        761,864
  6.75%, 08/15/03               500,000        509,712
  6.88%, 12/15/03             1,050,000      1,087,621
Toyota Motor Credit Corp.
  5.63%, 11/13/03               300,000        307,648
Wells Fargo & Co.
  7.20%, 05/01/03             5,747,000      5,769,553
  4.25%, 08/15/03               250,000        252,725
Wells Fargo Financial,
  Inc.
  7.25%, 07/14/03               225,000        228,642
  6.13%, 08/01/03               135,000        136,750
  5.38%, 09/30/03               725,000        739,528
                                          ------------
                                            23,156,082
                                          ------------
INSURANCE (0.2%)
Allstate Corp.
  6.75%, 06/15/03               699,000        705,236
                                          ------------
OIL & GAS (0.3%)
Atlantic Richfield Co.
  5.55%, 04/15/03             1,000,000      1,001,664
                                          ------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
RETAIL (0.6%)
Wal-Mart Stores, Inc.
  6.50%, 06/01/03           $ 1,809,000   $  1,824,294
------------------------------------------------------
TOTAL CORPORATE BONDS                       27,902,312
------------------------------------------------------
U.S. GOVERNMENT SPONSORED ENTERPRISE &
U.S. AGENCY DEBENTURES (32.4%)

FEDERAL FARM CREDIT BANK (1.7%)
  6.32%, 04/30/03             2,000,000      2,006,571
  5.72%, 06/03/03               250,000        251,682
  5.70%, 06/18/03               150,000        151,164
  5.73%, 06/30/03                90,000         90,871
  6.23%, 06/30/03               280,000        283,035
  5.73%, 07/28/03             1,000,000      1,012,861
  5.63%, 09/02/03               500,000        508,563
  5.40%, 01/23/04               525,000        541,458
                                          ------------
                                             4,846,205
                                          ------------
FEDERAL HOME LOAN BANK (20.5%)
  6.10%, 04/07/03             1,000,000      1,000,742
  2.46%, 04/15/03             1,000,000      1,000,224
  5.87%, 04/22/03               250,000        250,556
  2.55%, 04/25/03             2,000,000      2,000,960
  3.03%, 04/25/03             2,500,000      2,502,456
  4.50%, 04/25/03             2,100,000      2,104,085
  5.78%, 05/01/03             1,500,000      1,505,415
  6.04%, 05/01/03             1,000,000      1,003,273
  6.02%, 05/06/03               300,000        301,112
  4.50%, 05/15/03            15,850,000     15,905,752
  7.25%, 05/15/03             2,200,000      2,214,038
  5.92%, 05/22/03               500,000        502,789
  2.60%, 05/23/03               500,000        500,549
  5.79%, 05/27/03               500,000        503,387
  5.87%, 06/02/03             2,000,000      2,014,175
  5.82%, 06/04/03               250,000        251,549
  5.81%, 06/05/03             1,500,000      1,511,750
  7.49%, 06/09/03             2,000,000      2,023,250
  2.38%, 06/12/03               440,000        440,504
  5.72%, 06/23/03               500,000        503,999
  5.76%, 06/24/03               900,000        908,133
  7.39%, 06/25/03             1,800,000      1,825,370

                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
  5.76%, 06/30/03           $   500,000   $    505,311
  4.50%, 07/07/03               850,000        855,707
  7.63%, 07/30/03*              500,000        510,446
  7.62%, 08/04/03*              300,000        306,515
  5.36%, 08/11/03               500,000        505,521
  6.13%, 08/15/03               500,000        508,073
  6.88%, 08/15/03             1,625,000      1,657,351
  6.00%, 08/21/03             1,000,000      1,016,257
  7.61%, 08/26/03*              200,000        205,052
  1.75%, 08/28/03             3,600,000      3,603,884
  6.00%, 08/28/03               500,000        509,758
  5.58%, 09/02/03             1,510,000      1,536,038
  5.60%, 09/02/03               100,000        101,799
  5.13%, 09/15/03             2,100,000      2,134,139
  6.00%, 09/29/03               500,000        510,315
  4.78%, 10/15/03               100,000        101,784
  4.83%, 10/15/03               100,000        101,813
  5.35%, 11/06/03               300,000        307,265
  2.50%, 11/14/03             1,000,000      1,006,008
  3.13%, 11/14/03               600,000        605,978
  6.38%, 11/14/03                90,000         92,831
  5.13%, 11/17/03             1,170,000      1,197,287
  5.26%, 12/22/03             1,000,000      1,028,177
  3.75%, 02/13/04               500,000        510,210
                                          ------------
                                            60,191,587
                                          ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (4.9%)
  6.20%, 04/15/03               200,000        200,338
  7.38%, 05/15/03             1,000,000      1,006,034
  4.50%, 06/15/03             1,500,000      1,508,305
  6.00%, 07/07/03               500,000        506,300
  5.75%, 07/15/03               350,000        353,618
  3.50%, 09/15/03             2,400,000      2,421,242
  6.38%, 11/15/03             7,491,000      7,724,412
  5.25%, 02/15/04               500,000        516,894
                                          ------------
                                            14,237,143
                                          ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.7%)
  5.75%, 04/15/03               350,000        350,534
  6.10%, 04/28/03               500,000        501,589
  4.63%, 05/15/03             2,000,000      2,007,062
  6.71%, 05/21/03               163,000        164,094

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 6

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
  6.01%, 06/09/03           $   200,000   $    201,570
  5.33%, 10/20/03               300,000        306,671
  4.75%, 11/14/03               435,000        444,024
  3.13%, 11/15/03             1,945,000      1,964,598
  5.38%, 11/17/03               500,000        513,058
  5.52%, 11/17/03               500,000        513,113
  5.41%, 12/15/03               300,000        308,080
  5.51%, 01/12/04               500,000        516,758
                                          ------------
                                             7,791,151
                                          ------------
STUDENT LOAN MARKETING ASSOCIATION* (2.6%)
  1.22%, 04/01/03               250,000        249,956
  1.22%, 04/01/03               250,000        249,941
  1.55%, 04/01/03             1,800,000      1,800,940
  1.69%, 04/01/03             5,000,000      5,003,377
  1.62%, 04/04/03               300,000        299,997
                                          ------------
                                             7,604,211
------------------------------------------------------
TOTAL U.S. GOVERNMENT SPONSORED
  ENTERPRISE & U.S. AGENCY DEBENTURES       94,670,297
------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGES (14.7%)

SMALL BUSINESS ADMINISTRATION*
  Pool #504081
    1.75%, 04/01/03             297,735        297,735
  Pool #504409
    1.75%, 04/01/03             300,673        300,494
  Pool #501982
    2.25%, 04/01/03             261,060        263,194
  Pool #502001
    2.25%, 04/01/03             846,645        846,645
  Pool #502105
    2.25%, 04/01/03             387,277        391,975
  Pool #502139
    2.25%, 04/01/03             229,313        229,313
  Pool #502245
    2.25%, 04/01/03             841,308        852,821

                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
  Pool #502253
    2.13%, 04/01/03         $   129,670   $    129,670
  Pool #502268
    2.25%, 04/01/03             427,995        427,995
  Pool #502275
    2.13%, 04/01/03             140,843        140,843
  Pool #502401
    2.00%, 04/01/03             110,264        110,695
  Pool #504073
    1.75%, 04/01/03             555,538        555,622
  Pool #504228
    1.75%, 04/01/03             485,470        485,470
  Pool #504984
    1.96%, 04/01/03             177,816        177,816
  Pool #505128
    2.00%, 04/01/03           2,106,383      2,105,722
  Pool #505163
    2.00%, 04/01/03             288,825        288,733
  Pool #505236
    1.90%, 04/01/03           2,827,863      2,823,513
  Pool #505241
    1.90%, 04/01/03           1,192,604      1,192,604
  Pool #505303
    1.80%, 04/01/03             745,465        744,951
  Pool #505341
    1.70%, 04/01/03           3,004,733      3,003,729
  Pool #505344
    1.70%, 04/01/03           1,761,636      1,760,881
  Pool #505559
    1.75%, 04/01/03             435,452        435,452
  Pool #505716
    1.63%, 04/01/03           9,145,956      9,126,360
  Pool #505799
    1.63%, 04/01/03          16,137,834     16,120,043
------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES
                                            42,812,276
------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                              SHARES
                                OR
                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
REPURCHASE AGREEMENT (19.5%)

Prudential,
  1.37%, 04/01/03, dated
  03/31/03 (Fully
  collateralized by U.S.
  Treasury Bills and Notes
  and Government National
  Mortgage Association
  securities)               $56,861,000   $ 56,861,000
------------------------------------------------------
INVESTMENT COMPANIES (4.1%)
MONEY MARKET FUND
BlackRock Provident
  Institutional T-Fund        6,000,000      6,000,000
Federated Prime Cash
  Obligations Fund            6,000,000      6,000,000
------------------------------------------------------
TOTAL INVESTMENT COMPANIES                  12,000,000
------------------------------------------------------

                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
SAVINGS DEPOSITS (8.2%)

Comerica Bank Money Market
  Savings                   $12,000,000   $ 12,000,000
Fifth Third Bank Money
  Market Savings             12,000,000     12,000,000
------------------------------------------------------
TOTAL SAVINGS DEPOSITS                      24,000,000
------------------------------------------------------
TOTAL INVESTMENTS (AMORTIZED COST
  $290,269,523) (A) -- 99.5%               290,269,523
------------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.5%                        1,560,809
------------------------------------------------------
NET ASSETS -- 100.0%                      $291,830,335
------------------------------------------------------

---------------

(a) Cost and value for financial reporting and federal income tax purposes are the same.

(b) Denotes discount note security. Rate disclosed represents effective yield at March 31, 2003.

* Denotes variable rate security. Rate presented represents rate in effect on March 31, 2003. Maturity date reflects next rate change date.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 8

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2003
(Unaudited)

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
ASSET BACKED SECURITIES (4.8%)

Daimler Chrysler Auto
  Trust, 3.53%, 12/06/07     $1,500,000   $  1,549,140
GMAC Mortgage Corp. Loan
  Trust,
  7.52%, 11/25/29               136,333        138,897
MMCA Automobile Trust,
  3.57%, 08/17/09             1,000,000      1,011,381
Onyx Acceptance Auto Trust,
  7.00%, 11/15/04               356,538        360,696
SSB Auto Loan Trust, 2.89%,
  02/15/09                    2,000,000      2,036,954
WFS Financial Owner Trust,
  2.39%, 08/20/07             2,000,000      2,019,602
------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                7,116,670
------------------------------------------------------
CORPORATE BONDS (23.9%)

AEROSPACE & DEFENSE (0.4%)
Loral Corp., 7.63%,
  06/15/25                      500,000        584,375
                                          ------------
AUTOMOTIVE (0.8%)
General Motors Corp.,
  7.40%, 09/01/25             1,230,000      1,130,063
                                          ------------
CHEMICALS (0.7%)
Dow Chemical Co., 7.00%,
  08/15/05                    1,000,000      1,081,250
                                          ------------
COMPUTERS (0.8%)
Dell Computer Corp., 7.10%,
  04/15/28                       98,000        112,700
IBM Corp.,
  4.88%, 10/01/06             1,000,000      1,075,568
                                          ------------
                                             1,188,268
                                          ------------

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
CONSTRUCTION (0.3%)
Centex Corp.,
  4.75%, 01/15/08            $  125,000   $    127,344
Lennar Corp.,
  5.95%, 03/01/13               250,000        256,562
                                          ------------
                                               383,906
                                          ------------
ELECTRIC UTILITY (1.1%)
Allete Inc.,
  7.80%, 02/15/08               500,000        546,250
Constellation Energy Group Inc.,
  7.00%, 04/01/12               500,000        563,125
Florida Power Corp., 4.80%,
  03/01/13                      500,000        504,090
                                          ------------
                                             1,613,465
                                          ------------
FINANCE & BANKING (8.7%)
Amvescap PLC, 5.38%,
  02/27/13                      500,000        499,375
Block Financial Corp.,
  8.50%, 04/15/07               189,000        217,214
Boeing Capital Corp.,
  5.65%, 05/15/06             1,000,000      1,051,925
Citigroup, Inc., 5.75%,
  05/10/06                    1,000,000      1,093,777
Donaldson, Lufkin &
  Jenrette, Inc.,
  6.50%, 04/01/08               500,000        556,250
Fleet National Bank, 5.75%,
  01/15/09                      500,000        548,328
Ford Motor Credit Corp.,
  7.75%, 03/15/05               500,000        512,710
General Electric Capital
  Corp., 7.88%, 12/01/06        614,000        712,626
Goldman Sachs Group, Inc.,
  6.60%, 01/15/12             1,000,000      1,118,750
Household Finance Corp.,
  6.75%, 05/15/11               500,000        556,250

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
Inter-American Development
  Bank
  4.00%, 01/18/05            $1,000,000   $  1,042,500
  8.40%, 09/01/09               100,000        127,170
JP Morgan Chase & Co.,
  4.00%, 02/01/08               500,000        508,125
Manufacturers & Traders
  Trust Co.,
  8.00%, 10/01/10               500,000        605,000
Mellon Bank,
  7.63%, 09/15/07               100,000        117,750
Morgan Stanley, 6.60%,
  04/01/12                      500,000        559,375
NationsBank, 8.57%,
  11/15/24                    1,000,000      1,313,749
Regions Financial Corp.,
  7.75%, 09/15/24               495,000        590,766
SunAmerica, Inc., 8.13%,
  04/28/23                       75,000         93,773
Union Planters Corp.,
  6.25%, 11/01/03             1,200,000      1,230,000
                                          ------------
                                            13,055,413
                                          ------------
FOOD (2.3%)
Archer Daniels Co., 6.63%,
  05/01/29                    1,000,000      1,107,499
ConAgra, Inc.,
  7.50%, 09/15/05               850,000        948,813
Kellogg Co.,
  6.60%, 04/01/11               500,000        570,750
PepsiAmericas, Inc., 4.50%,
  03/15/13                      500,000        491,875
Sara Lee Corp., 6.00%,
  01/15/08                      100,000        110,750
Wendy's International,
  Inc., 6.20%, 06/15/14         135,000        150,694
                                          ------------
                                             3,380,381
                                          ------------

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
INSURANCE (0.3%)
Mony Group, Inc., 8.35%,
  03/15/10                   $  500,000   $    520,000
                                          ------------
MANUFACTURING (0.3%)
Harsco Corp.,
  6.00%, 09/15/03               500,000        510,625
                                          ------------
MULTIMEDIA (0.7%)
AOL Time Warner, Inc.,
  6.13%, 04/15/06               500,000        523,640
Walt Disney Co., 7.00%,
  03/01/32                      500,000        535,000
                                          ------------
                                             1,058,640
                                          ------------
OIL & GAS (1.1%)
Ashland Oil, Inc., 9.20%,
  04/24/06                      500,000        548,750
Columbia Energy Group,
  6.80%, 11/28/05               500,000        548,161
USX Corp.,
  6.85%, 03/01/08               500,000        560,461
                                          ------------
                                             1,657,372
                                          ------------
PHARMACEUTICALS (0.7%)
Merck & Company, Inc.,
  4.13%, 01/18/05             1,000,000      1,040,000
                                          ------------
RESEARCH & DEVELOPMENT (0.2%)
Science Applications
  International Corp.,
  6.25%, 07/01/12               305,000        333,594
                                          ------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 10

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
RETAIL (2.6%)
Limited Brands, Inc.,
  6.13%, 12/01/12            $  500,000   $    521,423
Lowe's Companies, Inc.,
  7.11%, 05/15/37             1,000,000      1,179,151
Staples, Inc.,
  7.13%, 08/15/07               411,000        454,669
Wal-Mart Stores, Inc.,
  8.00%, 09/15/06             1,500,000      1,758,749
                                          ------------
                                             3,913,992
                                          ------------
TELECOMMUNICATIONS (1.6%)
Airtouch Communications,
  Inc., 7.00%, 10/01/03         665,000        683,288
Bellsouth
  Telecommunications, Inc.,
  7.00%, 10/01/25               500,000        577,500
GTE Hawaiian Telephone,
  Series A,
  7.00%, 02/01/06             1,000,000      1,106,250
                                          ------------
                                             2,367,038
                                          ------------
TRANSPORTATION (0.2%)
Norfolk Southern Corp.,
  8.13%, 11/15/03               250,000        260,313
                                          ------------
TRAVEL & ENTERTAINMENT (1.1%)
Brunswick Corp., 7.38%,
  09/01/23                    1,000,000      1,078,495
Harrah's Operating Company,
  Inc.,
  8.00%, 02/01/11               500,000        576,250
                                          ------------
                                             1,654,745
------------------------------------------------------
TOTAL CORPORATE BONDS                       35,733,440
------------------------------------------------------

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
FOREIGN BONDS (1.1%)

FOREIGN GOVERNMENT
Canadian Global Bond,
  6.38%, 07/21/05            $1,000,000   $  1,101,250
State of Israel,
  6.38%, 12/15/05               495,000        515,419
------------------------------------------------------
TOTAL FOREIGN BONDS                          1,616,669
------------------------------------------------------
MORTGAGE BACKED SECURITIES (37.5%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (10.4%)
  Pool #C00544, 6.50%,
    06/01/27                    182,362        190,569
  Pool #C00835, 6.50%,
    07/01/29                    765,097        798,807
  Pool #C00896, 7.50%,
    12/01/29                    958,271      1,023,252
  Pool #C01244, 6.50%,
    10/01/31                  3,232,588      3,372,979
  Pool #D77827, 6.50%,
    02/01/27                    379,953        397,051
  Pool #D81274, 6.50%,
    07/01/27                      8,592          8,978
  Pool #D83661, 6.50%,
    11/01/27                    278,058        290,571
  Pool #D83833, 6.50%,
    11/01/27                    322,692        337,213
  Pool #D83835, 6.50%,
    11/01/27                    128,049        133,811
  Pool #D83900, 6.50%,
    11/01/27                    121,905        127,391
  Pool #D83967, 6.50%,
    11/01/27                     26,252         27,433
  Pool #D83991, 6.50%,
    11/01/27                    230,751        241,135
  Pool #D84075, 6.50%,
    11/01/27                     76,176         79,604
  Pool #E01071, 5.50%,
    11/01/16                    808,609        839,943

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
  Pool #E77808, 6.00%,
    07/01/14                 $1,678,762   $  1,757,966
  Pool #E81217, 7.00%,
    09/01/15                    255,005        272,616
  Pool #G01035, 6.00%,
    05/01/29                  3,545,617      3,680,960
  Pool #M90724, 5.50%,
    05/01/07                  1,905,894      1,979,748
                                          ------------
                                            15,560,027
                                          ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (20.9%)
  Pool #250551,
    7.00%, 05/01/26           1,352,480      1,431,086
  Pool #251140, 7.00%,
    08/01/27                    101,440        107,209
  Pool #303585, 7.00%,
    10/01/25                    113,504        120,350
  Pool #313275, 7.50%,
    04/01/26                  1,512,732      1,620,514
  Pool #313644, 7.00%,
    08/01/27                     38,021         40,184
  Pool #323405, 7.50%,
    10/01/28                  1,608,795      1,723,422
  Pool #344263, 7.00%,
    05/01/26                     51,911         54,928
  Pool #346330,
    7.00%,  05/01/26            701,635        742,414
  Pool #369427, 7.00%,
    01/01/27                     35,992         38,084
  Pool #381100, 5.77%,
    01/01/09                    943,758      1,032,528
  Pool #394444, 7.00%,
    07/01/27                    290,872        307,414
  Pool #396535, 7.00%,
    11/01/27                    132,511        140,047
  Pool #532574, 8.00%,
    06/01/15                    574,613        616,629
  Pool #534157, 7.50%,
    04/01/30                      4,323          4,610

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
  Pool #535469, 6.50%,
    07/01/30                 $  848,254   $    886,154
  Pool #545691, 6.50%,
    06/01/32                  3,567,607      3,724,796
  Pool #547005, 7.50%,
    07/01/30                      6,021          6,420
  Pool #550792, 7.50%,
    10/01/30                     27,907         29,755
  Pool #552555, 7.50%,
    09/01/30                      3,548          3,783
  Pool #556077, 7.50%,
    11/01/30                    360,407        384,284
  Pool #556340, 6.00%,
    07/01/13                  1,570,947      1,648,505
  Pool #561744, 8.50%,
    12/01/30                  1,919,191      2,069,713
  Pool #569582, 6.50%,
    04/01/31                    770,849        805,052
  Pool #610107, 6.50%,
    10/01/31                    949,866        992,012
  Pool #671779, 5.50%,
    12/01/32                  3,980,514      4,071,195
  Pool #683235, 5.28%,
    02/01/33                  4,403,799      4,549,300
  Pool #694370, 5.00%,
    03/01/33                  4,000,000      4,006,239
                                          ------------
                                            31,156,627
                                          ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (6.2%)
  Series I, Pool #437447,
    7.00%, 11/15/12             486,194        523,111
  Series I, Pool #458347,
    7.00%, 11/15/12             235,190        253,048
  Series I, Pool #780717,
    7.00%, 02/15/28             909,685        967,387
  Series I, Pool #354602,
    7.00%, 06/15/23             315,739        337,641
  Series I, Pool #780204,
    7.00%, 07/15/25             701,703        749,068

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 12

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
  Series II, Pool #2118,
    7.50%, 11/20/25          $   33,341   $     35,591
  Series II, Pool #2271,
    8.50%, 08/20/26              65,992         71,787
  Series II, Pool #2473,
    7.50%, 08/20/27             253,730        270,141
  Series II, Pool #2474,
    8.00%, 08/20/27             295,026        318,259
  Series II, Pool #2498,
    7.50%, 10/20/27             170,096        181,098
  Series II, Pool #2516,
    6.50%, 11/20/12             387,908        413,727
  Series II, Pool #2562,
    6.00%, 03/20/28              57,680         60,144
  Series II, Pool #2576,
    6.00%, 04/20/28           2,806,665      2,926,819
  Series II, Pool #2657,
    6.00%, 10/20/28             470,500        490,596
  Series II, Pool #2671,
    6.00%, 11/20/28           1,011,632      1,054,941
  Series II, Pool #2687,
    6.00%, 12/20/28             504,527        526,126
                                          ------------
                                             9,179,484
------------------------------------------------------
TOTAL MORTGAGE BACKED SECURITIES            55,896,138
------------------------------------------------------
U.S. GOVERNMENT SPONSORED ENTERPRISE &
U.S. AGENCY DEBENTURES (23.7%)

FEDERAL FARM CREDIT BANK (2.4%)
  9.20%, 08/22/05               100,000        116,888
  6.30%, 12/03/13             3,000,000      3,472,500
                                          ------------
                                             3,589,388
                                          ------------
FEDERAL HOME LOAN BANK (5.9%)
  5.88%, 02/23/06             1,110,000      1,223,353
  5.08%, 09/29/03*              750,000        798,750
  5.66%, 12/18/08             1,150,000      1,183,695
  5.75%, 05/15/12             5,000,000      5,599,100
                                          ------------
                                             8,804,898
                                          ------------

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (5.2%)
  3.50%, 09/15/07            $2,000,000   $  2,056,248
  5.75%, 04/15/08             1,000,000      1,127,742
  5.13%, 10/15/08             1,000,000      1,096,212
  6.63%, 09/15/09             1,000,000      1,178,750
  6.88%, 09/15/10             1,000,000      1,198,702
  6.25%, 07/15/32             1,000,000      1,140,000
                                          ------------
                                             7,797,654
                                          ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (6.3%)
  6.60%, 07/16/07             2,000,000      2,134,260
  6.63%, 09/15/09             4,000,000      4,713,223
  7.13%, 01/15/30             2,000,000      2,498,980
                                          ------------
                                             9,346,463
                                          ------------
STUDENT LOAN MARKETING ASSOCIATION (0.4%)
  8.44%, 12/01/16               450,000        617,193
                                          ------------
TENNESSEE VALLEY AUTHORITY (1.6%)
Tennessee Valley Authority,
  5.98%, 04/01/36             1,650,000      1,866,563
Tennessee Valley Authority
  Global, 6.75%, 11/01/25       500,000        592,500
                                          ------------
                                             2,459,063
                                          ------------
U.S. GOVERNMENT GUARANTEED SECURITY (1.9%)
El Salvador Aid,
  6.30%, 11/01/05             2,271,333      2,456,847
Guaranteed Export Trust,
  Series 96-A, 6.55%,
  06/15/04                      317,634        327,570
                                          ------------
                                             2,784,417
------------------------------------------------------
TOTAL U.S. GOVERNMENT SPONSORED
  ENTERPRISE & U.S. AGENCY DEBENTURES       35,399,076
------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                               SHARES
                                 OR
                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
U.S. TREASURY DEBENTURES (6.2%)
INTEREST ONLY STRIPPED SECURITIES (0.0%)
U.S. Treasury, 0.00%,
  02/15/19                   $  100,000   $     44,685
                                          ------------
U.S. TREASURY BONDS (3.8%)
  12.00%, 05/15/05              160,000        194,869
  8.88%, 02/15/19               500,000        739,961
  8.75%, 05/15/20             2,000,000      2,954,532
  6.25%, 08/15/23             1,000,000      1,175,700
  5.38%, 02/15/31               500,000        541,015
                                          ------------
                                             5,606,077
                                          ------------
U.S. TREASURY NOTES (2.4%)
  3.00%, 11/15/07             3,000,000      3,042,180
  5.00%, 08/15/11               530,000        581,299
                                          ------------
                                             3,623,479
------------------------------------------------------
TOTAL U.S. TREASURY DEBENTURES               9,274,241
------------------------------------------------------
INVESTMENT COMPANY (0.6%)

Eureka Prime Money Market
  Fund-Trust Class              920,501        920,501
------------------------------------------------------
TOTAL INVESTMENTS (COST $138,772,795)
  (A) -- 97.8%                             145,956,735
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 2.2%                        3,271,227
------------------------------------------------------
NET ASSETS -- 100.0%                      $149,227,962
------------------------------------------------------

---------------

(a) Represents cost for financial reporting purposes and differs from cost basis by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation....   $7,408,684
Unrealized depreciation....     (224,744)
                              ----------
Net unrealized
  appreciation.............   $7,183,940
                              ==========

* Denotes variable rate security. Rate presented represents rate in effect on March 31, 2003. Maturity date reflects next rate change date.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 14

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2003
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
COMMON STOCK (101.1%)

ADVERTISING & MARKETING (0.1%)
Dentsu, Inc.                          4   $    10,997
Interpublic Group of
  Companies, Inc.                 1,400        13,020
Publicis Groupe                     300         5,094
WPP Group PLC                     2,300        12,397
                                          -----------
                                               41,508
                                          -----------
AEROSPACE & DEFENSE (0.5%)
Boeing Co.                          900        22,554
British Aerospace PLC             8,917        15,786
General Dynamics Corp.              300        16,521
Northrop Grumman Corp.              389        33,376
United Technologies Corp.           900        52,002
                                          -----------
                                              140,239
                                          -----------
AIRPORTS (0.1%)
BAA PLC                           2,800        20,801
                                          -----------
AUTOMOTIVE (1.4%)
Bridgestone Corp.                 2,000        23,495
DaimlerChrysler AG                2,074        60,879
Denso Corp.                       1,200        17,527
Fiat SPA                          1,100         6,758
Honda Motor Company, Ltd.         1,700        56,628
Magna International, Inc.,
  Class A                           300        15,649
Michelin (CGDE), Class B            300         8,249
Nissan Motors                     5,800        38,641
PSA Peugeot Citroen                 520        20,336
Renault SA                          400        13,234
Toyota Motor Corp.                5,500       122,217
Volkswagen AG                       800        25,534
Volvo AB, Class A                   400         6,770
Volvo AB, Class B                   500         8,875
                                          -----------
                                              424,792
                                          -----------
BEVERAGES & TOBACCO (3.3%)
Altadis SA                          900        21,940
Altria Group, Inc.                3,500       104,860
Anheuser Busch Companies,
  Inc.                            2,200       102,542

                                SHARES       VALUE
-----------------------------------------------------
Asahi Breweries, Ltd.             2,000   $    12,667
Bass PLC                          2,894        27,561
British American Tobacco PLC      4,074        38,090
Cadbury Schweppes PLC             6,306        33,391
Coca Cola Amatil, Ltd.            2,900         9,901
Coca-Cola Co.                     6,200       250,975
Diageo PLC                        7,252        74,394
Heineken NV                         500        18,545
Imperial Tobacco Group PLC        2,400        38,125
Ito En, Ltd.                        200         6,494
Japan Tobacco, Inc.                   5        29,811
Kirin Brewery Company, Ltd.       3,000        22,441
LVMH (Louis Vuitton Moet
  Hennessy)                         800        31,566
PepsiCo, Inc.                     4,100       164,000
Pernod-Ricard SA                    125        10,653
SABMiller PLC                     1,100         6,885
Scottish & Newcastle PLC          1,400         7,496
Takara Shuzo Company, Ltd.        1,000         4,723
                                          -----------
                                            1,017,060
                                          -----------
CHEMICALS (1.5%)
Air Products and Chemical,
  Inc.                              900        37,287
Akzo Nobel                          580        11,531
Asahi Kasei Corp.                 4,000        10,423
BOC Group PLC                     2,145        25,666
Ciba Specialty Chemicals AG *       200        13,090
E. I. du Pont de Nemours and
  Co.                             1,900        73,834
Henkel KGaA, Vorzug                 100         6,111
Hercules, Inc. *                  1,300        11,310
Imperial Chemical Industries
  PLC                             3,700         5,381
International Flavors &
  Fragrances, Inc.                  500        15,545
Johnson Matthey PLC                 700         8,155
L'Air Liquide                       266        35,266
Lonza Group AG                      224        12,696
Mitsubishi Chemical Corp.         7,000        12,397
Mitsui Chemicals, Inc.            2,000         7,860
Monsanto Co.                        700        11,480
Potash Corp. of Saskatchewan        200        12,285
Shin-Etsu Chemical Co.              800        24,760

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
Sigma-Aldrich Corp.                 800   $    35,592
Solvay SA                           200        12,363
Syngenta AG, Registered             325        14,814
Takeda Chemical Industries        2,100        78,452
                                          -----------
                                              476,298
                                          -----------
COMPUTERS (7.7%)
Applied Materials, Inc. *           100         1,258
ATI Technologies, Inc. *          1,200         6,200
Autodesk, Inc.                    1,100        16,786
Business Objects SA *               300         4,901
Cap Gemini SA                       320         8,482
Cisco Systems, Inc. *            21,500       279,070
Cognos, Inc. *                      400         9,126
Computer Associates
  International, Inc.             3,400        46,444
CSK Corp.                           200         3,198
Dassault Systemes SA                300         6,619
Dell Computer Corp. *             5,900       161,129
Electronic Arts, Inc. *             700        41,048
EMC Corp. *                       2,100        15,183
Fujitsu, Ltd.                     5,000        13,493
Hewlett-Packard Co.                 800        12,440
IBM Corp.                         3,600       282,348
Intel Corp.                      25,900       421,652
Konami Company, Ltd.                200         2,926
Meitec Corp.                        300         7,172
Microsoft Corp.                  31,000       750,510
Misys PLC                         2,100         5,021
Net One Systems Company, Ltd.         1         3,424
NTT Data Corp.                        6        16,343
OBIC Company, Ltd.                  100        14,572
Oracle Corp. *                    3,100        33,632
PeopleSoft, Inc. *                  600         9,180
SAP AG                              620        46,682
Seagate Technology, Inc.
  Escrow Shares *                 1,700             0
Sun Microsystems, Inc. *          9,500        30,970
Texas Instruments, Inc.           5,500        90,035
TietoEnator Oyj                     300         4,138

                                SHARES       VALUE
-----------------------------------------------------
VERITAS Software Corp. *            100   $     1,758
                                          -----------
                                            2,345,740
                                          -----------
CONSTRUCTION (0.6%)
Actividades de Construccion y
  Servicios SA                      300        10,587
Autostrade SPA                    2,800        32,142
Barratt Developments PLC            700         4,315
Berkeley Group PLC                1,000         9,901
Bouygues SA                         500        10,061
Compagnie de Saint-Gobain           680        18,795
Compagnie Francaise d'Etudes
  et de Construction SA
  (Technip)                         200        13,695
Daito Trust Construction
  Company, Ltd.                     300         6,122
Daiwa House Industry Company,
  Ltd.                            2,000        11,520
Fomento de Construcciones y
  Contratas SA                      300         7,526
Hanson PLC                        2,500        12,181
Imerys                               70         8,112
Kajima Corp.                      2,000         3,694
Matsushita Electric Works,
  Ltd.                            1,000         5,212
Obayashi Corp.                    3,000         7,286
Rinker Group, Ltd. *              3,300         9,831
Skanska AB, Class B               1,800         8,216
Vinci SA                            240        14,011
                                          -----------
                                              193,207
                                          -----------
CONSUMER GOODS & SERVICES (4.3%)
Adidas-Salomon AG                   200        17,568
Autogrill SPA *                     800         6,285
Beiersdorf AG                       110        12,243
Black & Decker Corp.              1,200        41,832
Electrolux AB, Class B              800        12,690
Essilor International SA            400        15,534
Forbo Holding AG, Registered         50        14,614
Fortune Brands, Inc.                400        17,148
Gillette Co.                      3,100        95,915
Givaudan SA, Registered              50        19,091
KAO Corp.                         1,000        20,197

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 16

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
Kuoni Reisen Holding AG,
  Registered *                       40   $     7,932
Kuraray Company, Ltd.             1,000         5,861
L'Oreal SA                          830        50,266
Matsushita Electric Industrial
  Co.                             5,576        47,634
Mattel, Inc.                      2,300        51,750
Nintendo Company, Ltd.              400        32,383
Proctor & Gamble Co.              6,100       543,206
Reckitt Benckiser PLC             2,000        32,783
Sanrio Company, Ltd.                800         3,441
Secom Company, Ltd.                 500        12,818
Securitas AB, Class B               900         8,492
Shiseido Company, Ltd.            1,000         9,799
Societe BIC SA                      200         6,471
Sony Corp.                        2,300        81,464
Stanley Works                       500        11,995
Uni-Charm Corp.                     200         7,860
Unilever NV -- CVA                1,473        87,680
Unilever PLC                      6,235        57,752
                                          -----------
                                            1,332,704
                                          -----------
CONTAINERS (0.1%)
Ball Corp.                          200        11,140
Bemis Company, Inc.                 600        25,236
                                          -----------
                                               36,376
                                          -----------
DIVERSIFIED (3.9%)
3M Co.                              700        91,021
BASF AG                           1,245        46,462
Bayer AG                          2,000        27,389
Bombardier, Inc., Class B         3,300         6,955
Brambles Industries PLC           3,300         7,929
Brambles Industries, Ltd.         5,008        13,800
Broken Hill Proprietary
  Company, Ltd.                  11,762        65,960
Compagnie Financiere Richemont
  AG, Class A                     1,100        15,017
General Electric Co.             24,900       634,951
Groupe Bruxelles Lambert SA         250         9,002
Hutchison Whampoa                 4,400        23,976
Mitsubishi Corp.                  3,000        18,519

                                SHARES       VALUE
-----------------------------------------------------
Mitsui & Company, Ltd.            4,000   $    19,362
Nippon Unipac Holding                 5        18,637
Power Corp. of Canada               600        15,052
Preussag AG                         500         4,719
Reed International PLC            3,100        22,148
Rentokil Initial PLC              6,258        17,187
Smiths Industries PLC             1,700        17,197
Sumitomo Corp.                    3,000        13,586
Swire Pacific, Ltd., Class A      3,500        13,866
TransCanada PipeLines, Ltd.       1,700        24,906
Tyco International, Ltd.          5,000        64,300
Wesfarmers, Ltd.                    800        10,737
Wharf Holdings, Ltd.              5,700        11,328
                                          -----------
                                            1,214,006
                                          -----------
E-COMMERCE (1.3%)
eBay, Inc. *                      4,800       409,392
                                          -----------

ELECTRICAL & ELECTRONIC (2.6%)
Advantest Corp.                     200         7,118
Alps Electric Company, Ltd.       1,000        12,017
Altera Corp. *                      500         6,770
ASML Holding NV *                 1,200         7,791
Casio Computer Company, Ltd.      1,000         6,215
Celestica, Inc. *                   400         4,558
Emerson Electric Co.                600        27,210
Fanuc, Ltd.                         300        13,004
Hirose Electric Company, Ltd.       200        13,122
Hitachi, Ltd.                     8,000        27,863
Infineon Technologies AG *          900         6,059
Johnson Electric Holdings,
  Ltd.                            8,000         8,770
Keyence Corp.                       110        17,013
KLA-Tencor Corp. *                  400        14,377
Kyocera Corp.                       500        24,793
Mabuchi Motor Company, Ltd.         100         7,624
Maxim Integrated Products,
  Inc.                            1,200        43,344
Micron Technology, Inc. *        13,700       111,517
Mitsubishi Electric Corp.         6,000        16,546
Murata Manufacturing Company,
  Ltd.                              600        23,275
NEC Corp.                         4,000        13,189

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
NGK Insulators, Ltd.              1,000   $     4,731
Nitto Denko Corp.                   400        10,693
Omron Corp.                       1,000        15,981
Philips Electronics NV            3,182        49,965
Pioneer Corp.                       400         8,315
Rohm Company, Ltd.                  300        32,510
Sagem SA                            100         6,711
Sanyo Electric Company, Ltd.      5,000        13,662
Sharp Corp.                       2,000        19,734
Siemens AG                        2,177        89,320
STMicroelectronics NV             1,500        28,398
Sumitomo Electric Industries,
  Ltd.                            2,000        12,481
Taiyo Yuden Company, Ltd.         1,000         8,214
TDK Corp.                           300        11,461
Thales SA                           200         4,596
Thomas & Betts Corp. *            2,400        34,032
Tokyo Electron, Ltd.                400        15,652
Toshiba Corp.                     8,000        21,117
Venture Manufacturing
  (Singapore), Ltd.               1,000         7,931
                                          -----------
                                              807,679
                                          -----------
FINANCE & BANKING (18.1%)
3i Group PLC                      1,800        11,850
77 Bank, Ltd.                     2,000         7,337
ABN Amro Holding NV               3,348        48,955
Acom Company, Ltd.                  190         4,967
Aiful Corp.                         150         4,933
Allied Irish Bank PLC             2,500        34,509
Ambac Financial Group, Inc.         200        10,104
American Express Co.              4,500       149,535
AmSouth Bancorp.                  1,400        27,832
Amvescap PLC                      1,100         4,868
Australia & New Zealand
  Banking Group, Ltd.             3,400        36,839
Banca Fideuram SPA                1,600         6,547
Banca Intesa SPA                 12,700        28,271
Banco Bilbao Vizcaya              7,031        58,539
Banco Comercial Portugues SA,
  Registered                      4,900         6,684

                                SHARES       VALUE
-----------------------------------------------------
Banco Espirito Santo SA,
  Registered                        900   $    11,785
Banco Santander Central
  Hispano SA                     11,140        71,112
Bank of America Corp.             1,936       129,402
Bank of East Asia                 7,600        13,934
Bank of Ireland                   2,400        25,429
Bank of Montreal                  1,200        32,730
Bank of Nova Scotia               1,200        42,340
Bank of Yokohama, Ltd.            3,000         9,361
Bank One Corp.                    4,500       155,790
Barclays PLC                     14,600        84,233
Bayerische Hypo-und
  Vereinsbank AG                  1,073         8,079
BNP Paribas SA                    2,060        82,497
BOC Hong Kong Holdings, Ltd. *    4,500         4,702
Canadian Imperial Bank of
  Commerce                          900        28,940
Citigroup, Inc.                   9,232       318,041
Commonwealth Bank of Australia    2,600        40,929
Countrywide Credit Industries,
  Inc.                              300        17,250
Credit Saison Company, Ltd.         500         8,623
Credit Suisse Group *             2,600        45,211
Daiwa Bank Holdings, Inc.         9,000         4,326
Daiwa Securities Group, Inc.      3,000        12,321
Danske Bank A/S                   1,300        21,681
DBS Group Holdings, Ltd.          3,198        16,668
Deutsche Bank AG                  1,350        56,862
Dexia-Strip VVPR *                2,560            28
Fannie Mae                        3,400       222,190
Fifth Third Bancorp               1,400        70,196
Fortis                            2,420        31,477
Franklin Resources, Inc.          1,200        39,492
Freddie Mac                       4,000       212,400
Golden West Financial Corp.       1,000        71,930
Hang Seng Bank, Ltd.              1,300        13,251
HBOS PLC                         10,675       109,593
Hong Kong Exchanges &
  Clearing, Ltd.                  4,000         4,257
HSBC Holdings PLC                27,100       278,003

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 18

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
HSBC Holdings PLC -- ADR            856   $    43,759
ING Groep NV                      3,808        44,005
Janus Capital Group, Inc.        18,800       214,132
KBC Bancassurance Holding           200         6,069
Lend Lease Corporation, Ltd.      2,700        15,174
Lloyds TSB Group PLC             11,876        60,445
Macquarie Bank, Ltd.              1,300        19,404
Macquarie Infrastructure Group    2,900         5,503
Man Group PLC                     1,100        16,892
Marshall & Ilsley Corp.           2,000        51,120
MBIA, Inc.                          300        11,592
MBNA Corp.                          450         6,773
Mediobanca SPA                    1,100         8,678
Mellon Financial Corp.              300         6,378
Merrill Lynch & Co.                 900        31,860
Mitsubishi Tokyo Financial
  Group, Inc. (MTFG)                 14        53,129
Mizuho Financial Group, Inc. *       14        11,429
National Australia Bank, Ltd.     4,600        88,814
National Bank of Canada             800        17,605
National Bank of Greece SA        1,000         9,864
National City Corp.                 900        25,065
Nikko Securities Company,
  Ltd.                            2,000         5,482
Nomura Securities Company,
  Ltd.                            4,000        41,660
Nordea AB                         6,000        26,466
North Fork Bancorporation,
  Inc.                            1,800        53,010
Northern Trust Corp.                300         9,135
Orix Corp.                          300        15,433
Oversea-Chinese Banking
  Corporation, Ltd.               3,000        16,061
Power Financial Corp.               400        10,524
Promise Company, Ltd.               250         6,957
Regions Financial Corp.           2,800        90,720
Royal Bank of Canada              1,600        62,153
Royal Bank of Scotland Group
  PLC                             8,700       195,961
San Paolo-IMI SPA                 2,935        19,953
Shizuoka Bank                     2,000        12,903
Skandiaviska Enskilda Banken      1,500        13,003
SLM Corp.                           400        44,368
Societe Generale, Class A           800        41,308

                                SHARES       VALUE
-----------------------------------------------------
Softbank Corp.                      400   $     4,655
State Street Corp.                  300         9,489
Sumitomo Mitsui Financial
  Group, Inc. *                      13        23,242
Sumitomo Trust & Banking          3,000         8,096
Sun Life Financial Services of
  Canada, Inc.                    1,400        26,412
SunTrust Banks, Inc.              2,100       110,565
Svenska Handelsbanken, Class A      900        12,684
Svenska Handelsbanken, Class B      600         8,173
T. Rowe Price Group, Inc.         2,000        54,238
Takefuji Corp.                      200         9,529
U.S. Bancorp                     12,700       241,046
UBS AG, Registered *              2,988       127,130
UFJ Holdings, Inc.                   13        12,936
Unicredito Italiano SPA          10,300        39,225
Union Planters Corp.              5,700       149,853
United Overseas Bank, Ltd.        4,256        24,835
Wachovia Corp.                    1,000        34,070
Washington Mutual, Inc.           3,200       112,864
Wells Fargo & Co.                 5,900       265,441
Westfield Holdings, Ltd.          2,000        16,413
Westpac Banking Corp.             6,600        60,145
Zions Bancorp                     1,000        42,780
                                          -----------
                                            5,543,441
                                          -----------
FOOD (3.3%)
Ajinomoto Company, Inc.           2,000        20,560
Campbell Soup Co.                   500        10,500
Carrefour SA                      1,340        50,753
Compass Group PLC                 6,437        27,497
Etablissements Economiques du
  Casino                            140         8,861
Guichard-Perrachon SA
Groupe Danone                       330        41,663
H.J. Heinz Co.                    1,300        37,960
Hershey Foods Corp.               2,500       156,650
Jeronimo Martins SGPS SA *        1,200         8,642
Katokichi Company, Ltd.             600         9,710
Kellogg Co.                         200         6,130

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
Kerry Group PLC, Class A          1,000   $    13,422
Koninklijke Ahold NV              1,600         5,325
McDonald's Corp.                  2,100        30,366
Nestle SA, Registered               985       194,966
Nissin Food Products Company,
  Ltd.                              700        14,522
Orkla ASA, Class A                  600         8,930
Safeway PLC                       1,300         5,358
Safeway, Inc. *                   1,400        26,502
Sainsbury (J) PLC                 4,344        15,106
Sara Lee Corp.                    8,900       166,430
Sodexho Alliance SA                 200         4,109
Tesco PLC                        18,648        52,541
Wendy's International, Inc.         300         8,253
Weston (George), Ltd.               200        12,591
Yum! Brands, Inc. *               3,300        80,289
                                          -----------
                                            1,017,636
                                          -----------
HEALTH CARE (4.1%)
Amersham PLC                      1,900        12,343
Amgen, Inc. *                     3,200       184,160
Baxter International, Inc.        1,200        22,368
Becton, Dickinson and Co.         1,100        37,884
Biomet, Inc.                        800        24,520
Boston Scientific Corp. *           400        16,304
Celltech Group PLC *              1,000         4,212
Centepulse AG, Registered *          40         8,554
Chiron Corp. *                      600        22,500
Cochlear, Ltd.                      500        10,062
Fresenius Medical Care AG           200        10,059
Guidant Corp. *                   1,400        50,680
Haw Par Corporation, Ltd.           173           321
Johnson & Johnson                 7,304       422,683
McKesson, Inc.                    2,800        69,804
Medtronic, Inc.                   3,800       171,456
Nobel Biocare Holding AG *          100         5,295
Smith & Nephew PLC                2,400        14,681
St. Jude Medical, Inc. *            400        19,500
Synthes-Stratec, Inc.                30        16,671
Tenet Healthcare Corp. *          3,000        50,100
Terumo Corp.                        800        11,530

                                SHARES       VALUE
-----------------------------------------------------
UnitedHealth Group, Inc.            200   $    18,334
William Demant Holding A/S *        300         6,238
Zimmer Holdings, Inc. *             800        38,904
                                          -----------
                                            1,249,163
                                          -----------
INSURANCE (2.9%)
Aegon NV                          2,876        21,591
Allianz AG, Registered              665        33,452
American International Group,
  Inc.                            5,070       250,712
AMP, Ltd.                         3,700        15,696
Assicurazioni Generali            2,570        52,947
Axa                               3,400        40,143
CGU PLC                           4,524        25,171
Cigna Corp.                         600        27,432
Corporacion Mapfre SA             1,000         8,140
Fairfax Financial Holdings,
  Ltd.                              100         5,099
Jefferson-Pilot Corp.             2,200        84,656
Legal & General Group PLC        17,000        18,675
Manulife Financial Corp.          1,100        26,286
Marsh & McLennan Companies,
  Inc.                              400        17,052
Millea Holdings, Inc.                 6        37,241
Mitsui Sumitomo Insurance
  Company, Ltd.                   4,000        17,136
Muenchener Rueckver AG,
  Registered                        370        21,479
Pohjola Group PLC, D Shares         300         4,730
Progressive Corp.                   900        53,379
Prudential PLC                    4,500        21,943
RAS SPA                           1,200        14,915
Royal & Sun Alliance Insurance
  Group PLC                       4,545         4,903
Sampo Oyj, A Shares               1,200         7,333
Skandia Forsakrings AB            3,400         7,098
Sompo Japan Insurance, Inc.       1,000         4,672
Swiss Re, Registered                750        36,794
Zurich Financial Services AG        531        45,185
                                          -----------
                                              903,860
                                          -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 20

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
MANUFACTURING (4.2%)
Abitibi-Consolidated, Inc.        1,384   $     9,644
Acerinox SA                         400        14,399
Arcelor *                           500         4,398
Asahi Glass Company, Ltd.         2,000        10,727
Assa Abloy AB, Class B            1,000         8,197
Atlas Copco AB, Class A             500         9,877
Avery Dennison Corp.              1,200        70,404
Bergesen D Y ASA, Class A           400         7,827
BHP Steel, Ltd.                   2,732         5,333
Boehler-Uddeholm AG                 300        15,291
Canon, Inc.                       2,000        69,826
CRH PLC                           1,200        17,154
CSR, Ltd.                         3,300         3,191
Danaher Corp.                       400        26,304
Deere & Co.                         900        35,334
Dover Corp.                         200         4,844
Eaton Corp.                       1,500       104,925
Ebara Corp.                       2,000         6,173
Fuji Machine Manufacturing
  Company, Ltd.                     500         3,795
Fuji Photo Film Co.               1,000        30,697
Furukawa Electric Company,
  Ltd.                            3,000         6,249
George Fischer AG, Registered
  *                                 100         7,473
GKN PLC                           3,300         8,398
Holcim, Ltd., Class B               155        25,605
Hoya Corp.                          300        18,089
Illinois Tool Works, Inc.           600        34,890
JFE Holdings, Inc.                  950        12,017
Johnson Controls, Inc.              300        21,732
Komori Corp.                      1,000         8,602
Kubota Corp.                      4,000        10,052
LaFarge                             400        22,391
Linde AG                            300         9,493
Linear Technology Corp.           1,800        55,566
MAN AG                              300         4,583
Masco Corp.                         400         7,448
Millipore Corp. *                   400        13,080
Mitsubishi Heavy Industries,
  Ltd.                            9,000        21,555
Nidec Corp.                         100         5,633
Nikon Corp. *                     1,000         6,974

                                SHARES       VALUE
-----------------------------------------------------
Norsk Hydro ASA                     940   $    35,493
Norske Skogsindustrier ASA          700         8,923
Olympus Optical Company, Ltd.     1,000        15,509
Orica, Ltd.                       2,800        15,381
Pechiney SA, Class A                200         4,875
Ricoh Company, Ltd.               1,000        15,627
Sandvik AB                          550        12,390
Sapa AB                             500         9,435
Schindler Holding AG                 60         8,879
Schneider Electric SA               600        28,087
Sembcorp Industries, Ltd.        18,209        11,244
Shimano, Inc.                       600         8,273
SMC Corp.                           300        23,478
Sulzer AG, Registered                60         7,359
Svenska Cellulosa AB, Class B       400        12,619
Thermo Electron Corp. *           9,200       166,521
ThyssenKrupp AG                   1,250         9,957
Titan Cement Co. SA                 500        16,379
Tostem Corp.                      1,000        10,617
Toyo Seikan Kaisha, Ltd.          1,000         9,521
Toyoda Automatic Loom Works,
  Ltd.                              800        11,840
UPM-Kymmene Oyj                   1,200        15,517
Valeo SA                            200         4,411
Veba AG                           1,390        57,334
                                          -----------
                                            1,277,839
                                          -----------
METALS & MINING (1.1%)
Alcan, Inc.                         700        19,583
Barrick Gold Corp.                1,400        22,043
BHP Billiton PLC                  6,066        30,395
Inco, Ltd. *                        500         9,348
Newmont Mining Corporation
  Holding Co.                     3,200        83,679
Noranda, Inc.                     1,300        11,065
Phelps Dodge Corp. *              1,100        35,728
Placer Dome, Inc.                   900         8,939
Rio Tinto PLC, Registered         4,116        76,704
Rio Tinto, Ltd.                   1,200        22,502
Umicore SA                          100         4,220

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
WMC Resources, Ltd. *             4,200   $     9,289
WMC, Ltd.                         4,200        10,381
                                          -----------
                                              343,876
                                          -----------
MULTIMEDIA (2.9%)
Asatsu-DK, Inc.                     300         5,002
British Sky Broadcasting PLC *    3,100        30,699
Comcast Corp., Class A *          4,455       127,368
Fuji Television Network, Inc.         3         9,310
Gannett Company, Inc.               900        63,387
Granada PLC                       8,037         7,241
Lagardere S.C.A.                    400        13,705
McGraw-Hill Companies, Inc.       3,000       166,770
Mediaset SPA                      2,100        15,949
Meredith Corp.                    1,700        64,906
News Corporation, Ltd.            3,000        19,525
Pearson PLC                       2,263        17,188
Publishing & Broadcasting         3,100        15,717
Reuters Group PLC                 4,055         6,506
Seat Pagine Gialle SPA *          9,700         6,234
Shaw Communications, Inc.,
  Class B                           600         6,302
Societe Television Francaise 1      200         4,557
Toho Company, Ltd.                1,200        11,162
Toppan Printing Company, Ltd.     2,000        12,700
Univision Communications,
  Inc., Class A *                 2,000        49,020
Viacom, Inc., Class B *             900        32,868
Vivendi Universal SA              2,101        27,924
Walt Disney Co.                  10,100       171,903
Yamaha Corp.                        500         5,629
                                          -----------
                                              891,572
                                          -----------
OIL & GAS (8.6%)
Amerada Hess Corp.                  700        30,982
Anadarko Petroleum Corp.            800        36,400
Australian Gas Light Company,
  Ltd.                            1,800        12,074
Baker Hughes, Inc.                9,400       281,342
BG Group PLC                      9,765        37,083
BP Amoco PLC                     51,852       328,864

                                SHARES       VALUE
-----------------------------------------------------
Burlington Resources, Inc.        2,200   $   104,962
Canadian Natural Resources,
  Ltd.                              400        13,637
ChevronTexaco Corp.               2,247       145,269
ConocoPhillips                      900        48,240
Devon Energy Corp.                  100         4,822
ENI SPA                           6,300        84,145
Exxon Mobil Corp.                13,984       488,742
Hong Kong & China Gas            18,210        22,414
IHC Caland NV                       200         8,529
Imperial Oil, Ltd.                  400        12,876
Kerr-McGee Corp.                    100         4,061
Kinder Morgan, Inc.               1,300        58,500
Nexen, Inc.                         400         8,144
Nippon Oil Corp.                  2,000         8,416
OMV AG                              150        16,201
Osaka Gas Company, Ltd.           6,000        15,837
PanCanadian Energy Corp.          1,156        37,526
Petro-Canada                        600        20,395
Praxair, Inc.                       500        28,175
Precision Drilling Corp. *          200         6,700
Royal Dutch Petroleum             5,717       232,754
Santos, Ltd.                      2,700         9,561
Shell Transportation & Trading
  Co. PLC                        21,573       130,430
Smedvig ASA, Class B              1,100         4,062
Suncor Energy, Inc.               1,200        20,893
Talisman Energy, Inc.               500        19,851
Tokyo Gas Company, Ltd.           9,000        27,931
TonenGeneral Sekiyu K.K           1,000         6,215
Total Fina SA, Class B            1,717       217,336
Total Fina SA-Strip *               180             2
Unocal Corp.                      2,600        68,406
Woodside Petroleum, Ltd.          2,300        15,150
                                          -----------
                                            2,616,927
                                          -----------
PAPER PRODUCTS (0.0%)
Oji Paper Company, Ltd.           3,000        12,093
                                          -----------

PHARMACEUTICALS (9.1%)
Abbott Laboratories               3,500       131,635
Astrazeneca Group PLC             5,300       180,701

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 22

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
Aventis SA                        1,525   $    66,946
Biogen, Inc. *                      500        14,980
Biovail Corp. *                     400        15,965
Cardinal Health, Inc.             1,150        65,516
Daiichi Pharmaceutical
  Company, Ltd.                   1,000        13,392
Eisai Company, Ltd.                 600        11,056
Eli Lilly and Co.                 1,800       102,870
GlaxoSmithKline PLC              16,718       294,114
Merck & Company, Inc.             5,800       317,723
Merck KGaA                          200         4,889
Novartis AG, Registered           6,360       235,538
Novo Nordisk A/S, Class B           680        22,432
Pfizer, Inc.                     17,450       543,741
Pharmacia Corp.                   5,500       238,150
Roche Holding AG, Bearer            150        13,874
Roche Holding AG, Genusschein     1,600        95,779
Sankyo Company, Ltd.              1,100        14,564
Sanofi Synthelabo SA                940        47,296
Schering AG                         500        20,296
Schering-Plough Corp.             1,800        32,094
Serono SA, Class B                   30        14,340
Shionogi & Company, Ltd.          1,000        13,544
Taisho Pharmacuetical Company,
  Ltd.                            1,000        14,244
UCB SA                              300         6,505
Watson Pharmaceuticals, Inc. *    1,900        54,663
Wyeth                             3,800       143,716
Yamanouchi Pharmaceutical
  Company, Ltd.                     800        20,847
                                          -----------
                                            2,751,410
                                          -----------
PRINTING & PUBLISHING (0.5%)
Dow Jones & Company, Inc.         1,400        49,615
Elsevier NV                       1,800        18,129
Knight-Ridder, Inc.                 300        17,550
Singapore Press Holdings            648         6,535
Stora Enso Oyj, Registered
  Shares                          1,200        11,065
Thomson Corp.                       700        18,212

                                SHARES       VALUE
-----------------------------------------------------
VNU NV                              700   $    17,782
Wolters Kluwer                      880         9,891
                                          -----------
                                              148,779
                                          -----------
REAL ESTATE (0.4%)
British Land Co. PLC              1,200         7,791
Canary Wharf Group PLC            2,500         5,730
Cheung Kong Holdings, Ltd.        2,000        11,078
Great Portland Estates PLC        1,200         4,107
Henderson Land Development
  Company, Ltd.                   3,000         7,481
Land Securities Group PLC         2,575        29,814
Metrovacesa SA                      300         8,547
Mitsubishi Estate Company,
  Ltd.                            3,000        18,469
Mitsui Fudosan Company, Ltd.      2,000        11,469
Sumitomo Realty & Development
  Company, Ltd.                   1,000         3,314
Sun Hung Kai Properties           2,000         9,590
Union du Credit-Bail
  Immobilier (Unibail)              250        15,986
                                          -----------
                                              133,376
                                          -----------
RETAIL (4.7%)
Autobacs Seven Company, Ltd.        200         3,997
AutoZone, Inc. *                    100         6,871
Benetton Group SPA                  700         4,973
Boots Group PLC                   2,319        19,446
Coles Myer, Ltd.                  3,000        11,240
Colruyt NV                          200        12,091
Costco Wholesale Corp. *          3,000        90,089
CVS Corp.                         1,500        35,775
Dixons Group PLC                  6,600         8,920
Dollar General Corp.              5,800        70,818
Douglas Holding AG                  500         7,693
Great Universal Stores PLC        2,334        17,967
Hennes & Mauritz AB, Class B      1,250        26,241
Home Depot, Inc.                  7,900       192,443
Ito-Yokado Company, Ltd.          1,000        26,986
Jones Apparel Group, Inc. *         200         5,486
Jusco Company, Ltd.                 600        12,017
Kingfisher PLC                    5,454        19,828

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
Kohl's Corp. *                      500   $    28,290
Lowe's Companies, Inc.            1,500        61,230
Marks & Spencer Group PLC         6,403        28,541
Marui Company, Ltd.               1,700        14,293
May Department Stores Co.         3,300        65,637
Metro AG                            400         8,468
Next PLC                            900        12,078
Nike, Inc., Class B                 800        41,136
Pinault-Printemps-Redoute SA        400        20,576
Reebok International, Ltd. *      1,300        42,705
SA D'Ieteren NV                      90        10,312
Sears, Roebuck and Co.            1,900        45,885
Seven-Eleven Japan Company,
  Ltd.                            1,000        26,396
Skylark Company, Ltd.               500         5,861
Staples, Inc. *                     500         9,165
Swatch Group AG, Registered         800        13,645
Takashimaya Company, Ltd.         1,000         3,972
Target Corp.                      1,300        38,038
Valora Holding AG                    70        11,667
Wal-Mart Stores, Inc.             5,900       306,976
Walgreen Co.                      1,900        56,012
Woolworths, Ltd.                  4,600        33,997
                                          -----------
                                            1,457,761
                                          -----------
SERVICES (2.1%)
ABB, Ltd. *                       2,564         6,014
Adecco SA, Registered               290         8,058
Atos Origin SA *                    200         5,260
Automatic Data Processing,
  Inc.                            1,800        55,422
Bellsystem24, Inc.                   80        11,469
Capita Group PLC                  2,200         8,224
Concord EFS, Inc. *               3,600        33,840
Convergys Corp. *                   600         7,920
Dai Nippon Printing Company,
  Ltd.                            2,000        19,126
Deutsche Post AG, Registered        500         4,927
Electronic Data Systems Corp.     8,800       154,880
Equifax, Inc.                     1,600        31,984
First Data Corp.                  1,100        40,711
Hays PLC                          5,700         6,983

                                SHARES       VALUE
-----------------------------------------------------
International Game Technology
  *                                 100   $     8,190
ISS A/S *                           250         8,082
Itochu Corp.                      4,000         9,715
Kidde PLC                         4,500         4,730
Kurita Water Industries, Ltd.       800         6,908
Li & Fung, Ltd.                   4,000         4,205
Moody's Corp.                       700        32,361
Omnicom Group, Inc.                 200        10,834
Pitney Bowes, Inc.                  600        19,152
Quintiles Transnational Corp.
  *                                 800         9,728
Sage Group PLC                    3,400         6,180
Severn Trent PLC                  1,000        11,317
SGS Societe Generale de
  Surveillance Holding SA,
  Registered                         20         6,438
Terra Networks SA *                 900         4,321
Waste Management, Inc.            3,800        80,484
Wolseley PLC                      1,200         9,712
Xerox Corp. *                     2,600        22,620
                                          -----------
                                              649,795
                                          -----------
TELECOMMUNICATIONS (6.9%)
Alcatel                           2,750        18,815
AT&T Corp.                          840        13,608
AT&T Wireless Services, Inc. *      316         2,086
BCE, Inc.                           700        12,849
BellSouth Corp.                   6,100       132,187
BT Group PLC                     22,166        55,008
Cable & Wireless PLC              4,700         5,126
Deutsche Telecom AG,
  Registered                      4,950        54,609
e.Biscom *                          400         9,974
Ericsson LM AB, Class B *        27,000        16,877
France Telecom SA                 1,050        21,414
Koninklijke KPN NV *              4,004        25,691
Lucent Technologies, Inc. *      67,400        99,078
Motorola, Inc.                    9,200        75,992
Nextel Communications, Inc.,
  Class A *                       3,800        50,882
Nippon Telegraph & Telephone
  Corp.                              18        61,174
Nokia Oyj                        12,300       169,919

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 24

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
Nortel Networks Corp. *           9,528   $    20,015
NTT DoCoMo, Inc.                     50        93,186
PCCW, Ltd. *                      7,600         4,287
Portugal Telecom SGPS SA          2,500        17,323
QUALCOMM, Inc.                    1,500        54,090
Rogers Communications, Inc.,
  Class B *                         700         7,448
SBC Communications, Inc.         10,800       216,648
Singapore Telecommunications     11,900         9,034
Sprint Corp. (PCS Group) *        5,400        23,544
Swisscom AG, Registered              83        25,518
Tele Danmark A/S                    410         9,669
Tele2 AB, Class B *                 600        18,151
Telecom Corp. of New Zealand      2,700         6,763
Telecom Italia Mobile SPA         9,950        40,607
Telecom Italia SPA                6,105        42,102
Telecom Italia SPA-RNC            2,200         9,266
Telefonica SA *                  10,998       102,849
Telia AB                          5,977        17,130
Telstra Corporation, Ltd.         8,500        20,906
Verizon Communications, Inc.      7,500       265,125
Vodafone Group PLC              164,027       292,973
                                          -----------
                                            2,121,923
                                          -----------
TRANSPORTATION & SHIPPING (1.3%)
British Airways PLC *             3,500         5,754
Canadian National Railway Co.       600        25,596
Central Japan Railway Co.             5        29,895
Compagnie Maritime Belge SA         200        11,654
CP Railway, Ltd.                    500        10,602
CSX Corp.                           300         8,556
D/S 1912, Class B                     2        15,575
D/S Svendborg, Class B                1        11,417
Deutsche Lufthansa AG,
  Registered *                      500         4,398
East Japan Railway Co.               11        48,052
Exel PLC                          2,100        18,671
FedEx Corp.                         500        27,535
Japan Airlines System Corp. *     2,000         3,862
Kinki Nippon Railway Company,
  Ltd.                           10,300        24,147

                                SHARES       VALUE
-----------------------------------------------------
Nippon Express Company, Ltd.      3,000   $    12,043
Peninsular and Oriental Steam
  Navigation Co.                  4,250        12,025
Swissair Group (b) *                 90             0
TNT Post Group NV                   959        14,609
Union Pacific Corp.               2,000       109,999
West Japan Railway Co.                6        18,975
                                          -----------
                                              413,365
                                          -----------
TRAVEL & ENTERTAINMENT (0.5%)
Accor SA                            600        16,578
All Nippon Airways Company,
  Ltd. *                          2,000         3,711
Amadeus Global Travel
  Distribution SA, Class A          900         4,135
Cathay Pacific Airways, Ltd.      5,000         6,090
Fairmont Hotels & Resorts,
  Inc.                              300         6,504
Four Seasons Hotels, Inc.           300         8,148
Harrah's Entertainment, Inc. *    1,000        35,699
Hilton Group PLC                  6,400        13,935
Namco, Ltd.                         300         4,306
Oriental Land Company, Ltd.         200         9,293
P & O Princess Cruises PLC        1,750        11,431
Ryanair Holdings PLC *            1,000         6,755
Sabre Holdings Corp. *              400         6,364
Starwood Hotels & Resorts
  Worldwide, Inc.                   500        11,895
Tokyu Corp.                       4,000        11,806
                                          -----------
                                              156,650
                                          -----------
UTILITIES (3.0%)
Centrica PLC                     12,000        27,361
Chubu Electric Power Company,
  Inc.                            1,000        17,794
CLP Holdings, Ltd.                7,300        30,232
Duke Energy Corp.                 1,000        14,540
Edison International *           15,300       209,457
EDP -- Electricidade de
  Portugal SA                     4,900         8,395
Electrabel SA                       139        33,521
Endesa SA                         2,100        25,550

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
Enel SPA                          5,000   $    28,535
Gas Natural SDG SA                  700        11,671
Hong Kong Electric Holdings       3,000        11,962
Iberdrola SA                      2,106        34,310
International Power PLC *         4,000         5,327
Kansai Electric Power Company,
  Inc.                            1,800        27,202
Kyushu Electric Power Company,
  Inc.                            1,000        14,589
National Grid Group PLC           8,474        51,903
Oesterreichische
  Elektrizitaetswirtschafts
  AG, Class A                       100         8,866
PG&E Corp. *                      5,400        72,630
Repsol SA                         2,250        32,458
RWE AG                              850        18,996
Scottish and Southern Energy
  PLC                             1,900        19,101
Scottish Power PLC                5,400        32,094
Suez SA                           1,860        21,616
Tokyo Electric Power Company,
  Inc.                            2,400        45,842
TXU Corp.                         4,800        85,680
Union Electrica Fenosa SA           600         7,627
United Utilities PLC              2,100        19,451
                                          -----------
                                              916,710
-----------------------------------------------------
TOTAL COMMON STOCK                         31,065,978
-----------------------------------------------------
PREFERRED STOCK (0.2%)

AUTOMOTIVE (0.1%)
Porsche AG                           60        16,892
                                          -----------
CONSUMER GOODS & SERVICES (0.0%)
Wella AG                            100         7,038
                                          -----------
MANUFACTURING (0.0%)
Hugo Boss AG                        500         7,038
                                          -----------
MULTIMEDIA (0.1%)
News Corporation, Ltd.,
  Ordinary Shares                 4,900        26,650
-----------------------------------------------------
TOTAL PREFERRED STOCK                          57,618
-----------------------------------------------------

                                SHARES       VALUE
-----------------------------------------------------
RIGHTS (0.0%)

TELECOMMUNICATIONS
France Telecom SA                 1,050   $     4,125
-----------------------------------------------------
WARRANT (0.0%)

METALS & MINING
Inco, Ltd.                          945         4,722
-----------------------------------------------------
INVESTMENT COMPANY (0.0%)

Eureka Prime Money Market
  Fund -- Trust Class             1,884         1,884
-----------------------------------------------------
TOTAL INVESTMENTS (COST
  $38,329,566) (a) -- 101.3%               31,134,327
-----------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.3)%                           (395,461)
-----------------------------------------------------
NET ASSETS -- 100.0%                      $30,738,866
-----------------------------------------------------

---------------

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation/ (depreciation) of securities as follows:

Unrealized appreciation........   $ 1,032,597
Unrealized depreciation........    (8,227,836)
                                  -----------
Net unrealized depreciation....   $(7,195,239)
                                  ===========

(b) Defaulted Security.

 * Represents non-income producing securities.

ADR American Depositary Receipt.

CVA Share Certificates.
SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 26

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

The Global Fund's investment concentration based on percentage of market value, by country, as of March 31, 2003, was as follows:

                                    PERCENTAGE
COUNTRY OF RISK                   OF MARKET VALUE
---------------                   ---------------
United States of America.......        57.76%
United Kingdom.................        10.87%
Japan..........................         8.68%
France.........................         3.72%
Switzerland....................         3.38%
Canada.........................         2.30%
Germany........................         2.18%
Australia......................         2.09%
Netherlands....................         2.00%
Italy..........................         1.47%
Spain..........................         1.36%
Sweden.........................         0.80%
Finland........................         0.68%
Hong Kong......................         0.65%
Belgium........................         0.44%
Ireland........................         0.31%
Denmark........................         0.30%
Singapore......................         0.30%
Norway.........................         0.21%
Greece.........................         0.18%
Portugal.......................         0.17%
Austria........................         0.13%
New Zealand....................         0.02%
                                       -----
                                       100.0%
                                       =====

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2003
(Unaudited)

                               SHARES       VALUE
-----------------------------------------------------
COMMON STOCK (99.0%)

AEROSPACE & MILITARY TECHNOLOGY (1.0%)
Boeing Co.                      15,200   $    380,912
General Dynamics Corp.           4,800        264,336
Northrop Grumman Corp.           6,228        534,362
United Technologies Corp.        5,200        300,456
                                         ------------
                                            1,480,066
                                         ------------
BEVERAGES & TOBACCO (3.1%)
Altria Group, Inc.              21,518        644,679
Anheuser-Busch Companies,
  Inc.                           8,200        382,202
Brown-Forman Corp., Class B      1,600        123,040
Coca-Cola Co.                   47,895      1,938,790
Coca-Cola Enterprises, Inc.     10,200        190,638
PepsiCo, Inc.                   31,400      1,256,000
                                         ------------
                                            4,535,349
                                         ------------
CHEMICALS (1.2%)
Air Products and Chemicals,
  Inc.                           5,400        223,722
E. I. du Pont de Nemours and
  Co.                           11,400        443,004
Engelhard Corp.                  2,000         42,840
Hercules, Inc. *                27,400        238,380
International Flavors &
  Fragrances, Inc.               7,800        242,502
Rohm and Haas Co.                2,100         62,538
Sigma-Aldrich Corp.              9,900        440,451
                                         ------------
                                            1,693,437
                                         ------------
COMPUTERS (11.6%)
Applied Materials, Inc. *       17,992        226,339
Autodesk, Inc.                   9,700        148,022
Cisco Systems, Inc. *          124,024      1,609,832
Computer Associates
  International, Inc.           36,700        501,322
Compuware Corp. *               23,100         78,309
Dell Computer Corp. *           42,300      1,155,213
Electronic Arts, Inc. *          5,300        310,792
EMC Corp. *                     31,430        227,239
Gateway, Inc. *                 32,300         76,228

                               SHARES       VALUE
-----------------------------------------------------
Hewlett-Packard Co.             40,500   $    629,775
IBM Corp.                       31,816      2,495,329
Intel Corp.                    160,274      2,609,261
Microsoft Corp. *              221,088      5,352,540
Oracle Corp. *                  36,560        396,639
PeopleSoft, Inc. *               2,200         33,660
Seagate Technology, Inc.
  Escrow Shares *               13,223              0
Sun Microsystems, Inc. *       105,100        342,626
Texas Instruments, Inc.         34,684        567,777
                                         ------------
                                           16,760,903
                                         ------------
CONSTRUCTION (0.1%)
Vulcan Materials Co.             6,400        193,472
                                         ------------

CONSUMER GOODS & SERVICES (4.9%)
American Greetings Corp.,
  Class A *                      3,700         48,470
Black & Decker Corp.            10,500        366,030
Clorox Co.                       7,600        350,892
Colgate-Palmolive Co.            7,900        430,076
Fortune Brands, Inc.             2,600        111,462
Gillette Co.                    24,200        748,748
Hasbro, Inc.                    16,700        231,963
Kimberly-Clark Corp.            26,200      1,191,052
Mattel, Inc.                    35,900        807,750
Proctor & Gamble Co.            26,700      2,377,635
Snap-on, Inc.                    4,000         99,040
Stanley Works                    3,200         76,768
Tupperware Corp.                14,900        205,918
                                         ------------
                                            7,045,804
                                         ------------
CONTAINERS (0.2%)
Bemis Company, Inc.              6,900        290,214
                                         ------------

DIVERSIFIED (4.5%)
3M Co.                           8,300      1,079,249
General Electric Co.           193,813      4,942,232
Tyco International, Ltd.        33,321        428,508
                                         ------------
                                            6,449,989
                                         ------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 28

EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                               SHARES       VALUE
-----------------------------------------------------
E-COMMERCE (1.0%)
eBay, Inc. *                    16,400   $  1,398,756
                                         ------------

ELECTRICAL & ELECTRONIC (1.5%)
Altera Corp. *                   2,100         28,434
Emerson Electric Co.             3,500        158,725
Maxim Integrated Products,
  Inc.                          14,200        512,904
Micron Technology, Inc. *       82,500        671,550
National Semiconductor Corp.
  *                              4,800         81,792
Progress Energy, Inc. CVO *      9,000              0
Tektronix, Inc. *                4,700         80,605
Thermo Electron Corp. *         28,300        512,230
Thomas & Betts Corp. *          12,100        171,578
                                         ------------
                                            2,217,818
                                         ------------
FINANCE & BANKING (15.8%)
American Express Co.            28,100        933,763
AmSouth Bancorp                 11,000        218,680
Bank of America Corp.           16,600      1,109,544
Bank One Corp.                  29,800      1,031,676
BB&T Corp.                       9,700        304,871
Capital One Financial Corp.      1,200         36,012
Citigroup, Inc.                 84,399      2,907,547
Countrywide Credit
  Industries, Inc.              10,400        598,000
Fannie Mae                      21,487      1,404,175
Fifth Third Bancorp.            13,724        688,121
Franklin Resources, Inc.        14,800        487,068
Freddie Mac                     24,960      1,325,376
Golden West Financial Corp.      1,500        107,895
HSBC Holdings PLC                7,062        361,009
Huntington Bancshares, Inc.      2,000         37,180
J.P. Morgan Chase & Co.         11,900        282,149
Janus Capital Group, Inc.       67,400        767,686
Marshall & Ilsley Corp.         27,400        700,344
MBNA Corp.                      12,200        183,610
Mellon Financial Corp.          31,100        661,186
Merrill Lynch & Co.             13,300        470,820
Morgan Stanley Dean Witter &
  Co.                            1,875         71,906

                               SHARES       VALUE
-----------------------------------------------------
National City Corp.              5,900   $    164,315
Northern Trust Corp.            13,600        414,120
PNC Financial Services Group     2,700        114,426
Prudential Financial, Inc.         800         23,400
Regions Financial Corp.         13,700        443,880
SLM Corp.                        3,400        377,128
State Street Corp.              11,100        351,093
SunTrust Banks, Inc.            15,400        810,810
T. Rowe Price Group, Inc.       13,600        368,818
U.S. Bancorp                    70,300      1,334,294
Union Planters Corp.            33,100        870,199
Wachovia Corp.                   3,300        112,431
Washington Mutual, Inc.         23,600        832,372
Wells Fargo & Co.               37,500      1,687,125
Zions Bancorp                    7,100        303,738
                                         ------------
                                           22,896,767
                                         ------------
FOOD (3.7%)
Albertson's, Inc.                4,200         79,170
Archer-Daniels-Midland Co.      16,900        182,520
Campbell Soup Co.               48,900      1,026,900
H.J. Heinz Co.                   3,700        108,040
Hershey Foods Corp.              6,000        375,960
Kellogg Co.                     15,618        478,692
Kroger Co. *                    61,900        813,985
McDonald's Corp.                51,500        744,690
Safeway, Inc. *                 18,700        353,991
Sara Lee Corp.                  35,400        661,980
Wendy's International, Inc.      5,400        148,554
YUM! Brands, Inc. *             13,900        338,187
                                         ------------
                                            5,312,669
                                         ------------
HEALTH CARE (6.4%)
Amgen, Inc. *                   18,900      1,087,695
Baxter International, Inc.      17,800        331,792
Becton, Dickinson and Co.        8,500        292,740
Boston Scientic Corp. *         10,500        427,980
Genzyme General Division *       4,900        178,605
Guidant Corp. *                 25,300        915,860
HCA, Inc.                        4,500        186,120

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                               SHARES       VALUE
-----------------------------------------------------
Health Management Associates,
  Inc.                           2,200   $     41,800
Johnson & Johnson               52,984      3,066,184
Manor Care, Inc. *               5,400        103,842
McKesson Corp.                  16,100        401,373
Medtronic, Inc.                 29,900      1,349,088
Tenet Healthcare Corp. *        25,400        424,180
UnitedHealth Group, Inc.         2,300        210,841
Zimmer Holdings, Inc. *          5,900        286,917
                                         ------------
                                            9,305,017
                                         ------------
INSTRUMENTS (0.1%)
Waters Corp. *                   4,400         93,104
                                         ------------

INSURANCE (3.3%)
American International Group,
  Inc.                          49,826      2,463,896
Chubb Corp.                      3,900        172,848
Cigna Corp.                      5,100        233,172
Hartford Financial Services
  Group, Inc.                    3,500        123,515
Jefferson-Pilot Corp.              200          7,696
Marsh & McLennan Companies,
  Inc.                           4,600        196,098
MBIA, Inc.                       3,900        150,696
MGIC Investment Corp.           15,200        596,904
Progressive Corp.                1,800        106,758
SAFECO Corp.                    13,800        482,586
Torchmark Corp.                  7,600        272,080
                                         ------------
                                            4,806,249
                                         ------------
MANUFACTURING (2.5%)
American Standard Companies,
  Inc. *                         8,600        591,422
Avery Dennison Corp.             8,600        504,562
Danaher Corp.                    2,700        177,552
Dover Corp.                      5,400        130,788
Eaton Corp.                      8,700        608,565
Illinois Tool Works, Inc.        5,800        337,270
Johnson Controls, Inc.           3,300        239,052

                               SHARES       VALUE
-----------------------------------------------------
Linear Technology Corp.          9,900   $    305,613
Masco Corp.                     12,400        230,888
Millipore Corp. *               15,800        516,660
                                         ------------
                                            3,642,372
                                         ------------
METALS & MINING (0.2%)
Alcoa, Inc.                      4,700         91,086
Freeport-McMoRan Copper &
  Gold, Inc., Class B *            400          6,820
Newmont Mining Corporation
  Holding Co.                    5,300        138,595
                                         ------------
                                              236,501
                                         ------------
MULTIMEDIA (3.2%)
AOL Time Warner, Inc. *         17,200        186,792
Comcast Corp., Class A *        38,696      1,106,319
Gannett Company, Inc.            7,000        493,010
McGraw-Hill Companies, Inc.     16,400        911,676
Meredith Corp.                  17,600        671,968
Viacom, Inc., Class B *          9,877        360,708
Walt Disney Co.                 51,300        873,126
                                         ------------
                                            4,603,599
                                         ------------
OIL & GAS (6.0%)
Amerada Hess Corp.               4,100        181,466
Anadarko Petroleum Corp.         4,200        191,100
Baker Hughes, Inc.              33,500      1,002,655
Burlington Resources, Inc.       5,100        243,321
ChevronTexaco Corp.             15,415        996,580
ConocoPhillips                  15,460        828,656
Exxon Mobil Corp.               99,120      3,464,244
Kerr-McGee Corp.                 6,300        255,843
Kinder Morgan, Inc.             22,200        999,000
Occidental Petroleum Corp.       9,100        272,636
Praxair, Inc.                    5,000        281,750
                                         ------------
                                            8,717,251
                                         ------------
PAPER PRODUCTS (0.1%)
Temple-Inland, Inc.              5,800        216,920
                                         ------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 30

EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                               SHARES       VALUE
-----------------------------------------------------
PHARMACEUTICALS (9.3%)
Abbott Laboratories             31,300   $  1,177,193
Biogen, Inc. *                   3,600        107,856
Bristol-Myers Squibb Co.        34,000        718,420
Cardinal Health, Inc.            8,950        509,882
Chiron Corp. *                   4,600        172,500
Eli Lilly & Co.                 22,372      1,278,560
IMS Health, Inc.                30,800        480,788
Merck & Company, Inc.           41,300      2,262,414
Pfizer, Inc.                   114,554      3,569,502
Pharmacia Corp.                 31,300      1,355,290
Schering-Plough Corp.           37,294        664,952
Watson Pharmaceuticals, Inc.
  *                             11,400        327,978
Wyeth                           21,300        805,566
                                         ------------
                                           13,430,901
                                         ------------
PRINTING & PUBLISHING (0.6%)
Dow Jones & Company, Inc.       20,600        730,064
Knight-Ridder, Inc.              2,600        152,100
New York Times Co., Class A        300         12,945
                                         ------------
                                              895,109
                                         ------------
RETAIL (7.2%)
AutoZone, Inc. *                 7,700        529,067
Costco Wholesale Corp. *        16,500        495,495
CVS Corp.                       16,000        381,600
Dollar General Corp.            61,600        752,136
Federated Department Stores,
  Inc. *                         6,200        173,724
Home Depot, Inc.                43,650      1,063,314
J.C. Penney, Inc. (Holding
  Co.)                           8,400        164,976
Kohl's Corp. *                   4,900        277,242
Lowe's Companies, Inc.           7,500        306,150
May Department Stores Co.       16,300        324,207
Nike, Inc., Class B              6,000        308,520
Office Depot, Inc. *             6,300         74,529
Sears, Roebuck and Co.          12,900        311,535
Staples, Inc. *                  7,600        139,308
Target Corp.                    11,200        327,712

                               SHARES       VALUE
-----------------------------------------------------
Wal-Mart Stores, Inc.           80,568   $  4,191,953
Walgreen Co.                    21,400        630,872
                                         ------------
                                           10,452,340
                                         ------------
SERVICES (3.0%)
Automatic Data Processing,
  Inc.                          15,500        477,245
Concord EFS, Inc. *              5,700         53,580
Convergys Corp. *               11,000        145,200
Electronic Data Systems
  Corp.                         65,100      1,145,760
First Data Corp.                 3,600        133,236
Moody's Corp.                   15,100        698,073
Omnicom Group, Inc.              2,300        124,591
Pitney Bowes, Inc.              23,100        737,352
Quintiles Transnational Corp.
  *                             12,300        149,568
SunGard Data Systems, Inc. *     2,600         55,380
Unisys Corp. *                  16,300        150,938
Waste Management, Inc.          17,700        374,886
Xerox Corp. *                   11,900        103,530
                                         ------------
                                            4,349,339
                                         ------------
TELECOMMUNICATIONS (4.1%)
ALLTEL Corp.                     4,300        192,468
AT&T Corp.                      17,900        289,980
AT&T Wireless Services, Inc.
  *                             57,069        376,655
BellSouth Corp.                 25,400        550,418
JDS Uniphase Corp. *            21,000         59,850
Lucent Technologies, Inc. *    287,400        422,478
Motorola, Inc.                  69,040        570,270
Nextel Communications, Inc.,
  Class A *                     37,600        503,464
SBC Communications, Inc.        66,427      1,332,526
Sprint Corp (PCS Group) *       49,200        214,512
Tellabs, Inc. *                  6,000         34,740
Verizon Communications, Inc.    41,202      1,456,491
                                         ------------
                                            6,003,852
                                         ------------
TRANSPORTATION & SHIPPING (1.8%)
Burlington Northern Santa Fe
  Corp.                         14,400        358,560
CSX Corp.                        6,200        176,824
Norfolk Southern Corp.           4,400         81,664

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2003
(Unaudited)

                               SHARES       VALUE
-----------------------------------------------------
Union Pacific Corp.             13,700   $    753,500
United Parcel Service, Inc.,
  Class B                       20,600      1,174,200
                                         ------------
                                            2,544,748
                                         ------------
TRAVEL & ENTERTAINMENT (0.3%)
Carnival Corp.                   4,400        106,084
Sabre Holdings Corp. *          12,900        205,239
Starwood Hotels & Resorts
  Worldwide, Inc.                4,900        116,571
                                         ------------
                                              427,894
                                         ------------
UTILITIES (2.3%)
Duke Energy Corp.               25,600        372,224
Edison International *          65,800        900,802
FirstEnergy Corp.                9,400        296,100
NiSource, Inc.                  14,800        269,360
NiSource, Inc. -- Sails *        9,098         19,197
PG&E Corp. *                    48,000        645,600
Sempra Energy                    6,500        162,240
TXU Corp.                       37,900        676,515
                                         ------------
                                            3,342,038
-----------------------------------------------------
TOTAL COMMON STOCK                        143,342,478
-----------------------------------------------------

                               SHARES       VALUE
-----------------------------------------------------
INVESTMENT COMPANY (0.3%)

Eureka Prime Money Market
  Fund-Trust Class             464,862   $    464,862
-----------------------------------------------------
TOTAL INVESTMENTS (COST $163,772,598)
  (A) -- 99.3%                            143,807,340
-----------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.7%                       1,047,377
-----------------------------------------------------
NET ASSETS -- 100.0%                     $144,854,717
-----------------------------------------------------

---------------

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation...   $  3,458,080
Unrealized depreciation...    (23,423,338)
                             ------------
Net unrealized
  appreciation............   $(19,965,258)
                             ============

 * Represents non-income producing securities.

ADR American Depositary Receipt.

CVO Contingent Value Obligation.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 32

                      (This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003
(Unaudited)

                                                              U.S. TREASURY       PRIME
                                                               OBLIGATIONS     MONEY MARKET
                                                                  FUND             FUND
                                                              -------------    ------------
ASSETS:
  Investments, at amortized cost............................   $61,667,089     $233,408,523
  Repurchase agreements, at cost............................    36,217,000       56,861,000
                                                               -----------     ------------
  Total Investments.........................................    97,884,089      290,269,523
  Cash......................................................           193              489
  Interest and dividends receivable.........................       618,734        2,097,818
  Receivable for investments sold...........................        90,726          189,449
  Prepaid expenses..........................................         6,454           16,847
                                                               -----------     ------------
    Total Assets............................................    98,600,196      292,574,126
                                                               -----------     ------------
LIABILITIES:
  Dividends payable.........................................        64,874          203,738
  Payable for investments purchased.........................            --          254,083
  Investment advisory fees payable..........................        17,193           78,155
  Administration fees payable...............................         2,125            6,003
  Distribution fees payable.................................        15,671           44,005
  Other.....................................................        63,147          157,807
                                                               -----------     ------------
    Total Liabilities.......................................       163,010          743,791
                                                               -----------     ------------
NET ASSETS..................................................   $98,437,186     $291,830,335
                                                               ===========     ============
NET ASSETS CONSIST OF:
  Capital...................................................   $98,471,983     $292,138,125
  Undistributed (distributions in excess of) net investment
    income..................................................          (386)             640
  Accumulated net realized losses on investments............       (34,411)        (308,430)
                                                               -----------     ------------
NET ASSETS..................................................   $98,437,186     $291,830,335
                                                               ===========     ============
TRUST SHARES:
  Net Assets................................................   $25,337,636     $108,667,272
  Shares Outstanding........................................    25,349,380      108,736,996
                                                               -----------     ------------
  Net Asset Value (offering and redemption price per
    share)..................................................   $      1.00     $       1.00
                                                               ===========     ============
CLASS A SHARES:
  Net Assets................................................   $73,089,275     $183,152,780
  Shares Outstanding........................................    73,112,693      183,391,376
                                                               -----------     ------------
  Net Asset Value (offering and redemption price per
    share)..................................................   $      1.00     $       1.00
                                                               ===========     ============
CLASS B SHARES:
  Net Assets................................................   $    10,275     $     10,283
  Shares Outstanding........................................        10,274           10,287
                                                               -----------     ------------
  Net Asset Value (offering and redemption price (a) per
    share)..................................................   $      1.00     $       1.00
                                                               ===========     ============

---------------

(a) Redemption price per share varies by length of time the shares are held.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 34

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003
(Unaudited)

                                                              INVESTMENT
                                                                GRADE
                                                              BOND FUND      GLOBAL FUND     EQUITY FUND
                                                             ------------    ------------    ------------

ASSETS:
  Investments, at value (cost $138,772,795; $38,329,566;
    and $163,772,598, respectively)........................  $145,956,735    $ 31,134,327    $143,807,340
  Foreign currency, at value (cost $0; $36,558; and $0,
    respectively)..........................................            --          36,466              --
  Cash.....................................................     2,477,998              --       1,052,772
  Interest and dividends receivable........................     1,468,143          87,980         185,951
  Receivable for capital shares sold.......................        12,000              --          11,654
  Reclaims receivable......................................            --          35,341              --
  Prepaid expenses.........................................         7,977           2,984           8,266
                                                             ------------    ------------    ------------
    Total Assets...........................................   149,922,853      31,297,098     145,065,983
                                                             ------------    ------------    ------------
LIABILITIES:
  Payable to custodian for cash overdraft..................            --         491,610              --
  Dividends payable........................................       541,367              --          41,035
  Investment advisory fees payable.........................        76,824          23,785          92,314
  Administration fees payable..............................         3,181             672           3,157
  Distribution fees payable................................           382              84             157
  Other....................................................        73,137          42,081          74,603
                                                             ------------    ------------    ------------
    Total Liabilities......................................       694,891         558,232         211,266
                                                             ------------    ------------    ------------
NET ASSETS.................................................  $149,227,962    $ 30,738,866    $144,854,717
                                                             ============    ============    ============
NET ASSETS CONSIST OF:
  Capital..................................................  $141,657,991    $ 48,536,449    $191,462,554
  Distributions in excess of net investment income.........      (216,909)       (100,369)        (10,040)
  Undistributed (distributions in excess of) net realized
    gains on investments and foreign currency
    transactions...........................................       602,940     (10,507,934)    (26,632,539)
  Net unrealized appreciation (depreciation) of investments
    and foreign currency transactions......................     7,183,940      (7,189,280)    (19,965,258)
                                                             ------------    ------------    ------------
NET ASSETS.................................................  $149,227,962    $ 30,738,866    $144,854,717
                                                             ============    ============    ============
TRUST SHARES:
  Net Assets...............................................  $147,821,508    $ 30,372,454    $144,185,837
  Shares Outstanding.......................................    14,196,510       4,079,268      29,383,819
                                                             ------------    ------------    ------------
  Net Asset Value (offering and redemption price per
    share).................................................  $      10.41    $       7.45    $       4.91
                                                             ============    ============    ============
CLASS A SHARES:
  Net Assets...............................................  $  1,187,370    $    362,042    $    634,933
  Shares Outstanding.......................................       113,799          48,743         130,770
                                                             ------------    ------------    ------------
  Net Asset Value (redemption price per share).............  $      10.43    $       7.43    $       4.86
                                                             ============    ============    ============
  Maximum Sales Charge.....................................          3.50%           5.00%           5.00%
                                                             ============    ============    ============
  Maximum Offering Price per Share (100%/(100% - Maximum
    Sales Charge) of Net Asset Value adjusted to the
    nearest cent)..........................................  $      10.81    $       7.82    $       5.12
                                                             ============    ============    ============
CLASS B SHARES:
  Net Assets...............................................  $    219,084    $      4,370    $     33,947
  Shares Outstanding.......................................        21,018             595           7,061
                                                             ------------    ------------    ------------
  Net Asset Value (offering and redemption price (a) per
    share).................................................  $      10.42    $       7.34    $       4.81
                                                             ============    ============    ============

---------------

(a) Redemption price per share varies by length of time the shares are held.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2003
(Unaudited)

                                                              U.S. TREASURY       PRIME
                                                               OBLIGATIONS     MONEY MARKET
                                                                  FUND             FUND
                                                              -------------    ------------
INVESTMENT INCOME:
  Interest..................................................    $786,758        $2,554,753
  Dividends.................................................      53,822           326,943
                                                                --------        ----------
    Total Investment Income.................................     840,580         2,881,696
                                                                --------        ----------
EXPENSES:
  Investment advisory fees..................................     106,171           520,922
  Administration fees.......................................     103,194           337,532
  Distribution fees -- Class A..............................      98,133           321,711
  Distribution fees -- Class B..............................          51                51
  Shareholder service fees -- Class A.......................      98,133           321,711
  Fund accounting fees......................................      14,434            48,707
  Transfer agent fees.......................................      29,675            64,480
  Other.....................................................      53,279           130,373
                                                                --------        ----------
    Total expenses before waivers...........................     503,070         1,745,487
    Less expenses waived by the Administrator and its
     affiliates.............................................     (98,143)         (321,721)
                                                                --------        ----------
    Net Expenses............................................     404,927         1,423,766
                                                                --------        ----------
NET INVESTMENT INCOME.......................................     435,653         1,457,930
                                                                --------        ----------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investment transactions....        (121)           29,269
                                                                --------        ----------
NET REALIZED GAINS (LOSSES) ON INVESTMENTS..................        (121)           29,269
                                                                --------        ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $435,532        $1,487,199
                                                                ========        ==========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 36

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2003
(Unaudited)

                                                              INVESTMENT
                                                                GRADE
                                                              BOND FUND     GLOBAL FUND    EQUITY FUND
                                                              ----------    -----------    -----------
INVESTMENT INCOME:
  Interest..................................................  $3,609,334    $       25     $        11
  Dividends (net of foreign withholding tax of $0; $15,008;
    and $0, respectively)...................................      22,929       300,127       1,286,166
                                                              ----------    -----------    -----------
    Total Investment Income.................................   3,632,263       300,152       1,286,177
                                                              ----------    -----------    -----------
EXPENSES:
  Investment advisory fees..................................     436,359       152,332         555,654
  Administration fees.......................................     141,381        32,903         144,024
  Distribution fees -- Class A..............................       1,275           575             892
  Distribution fees -- Class B..............................         334            23              92
  Shareholder service fees -- Class A.......................       1,275           575             892
  Fund accounting fees......................................      28,956        64,607          27,786
  Custodian fees............................................      12,029        46,164          17,875
  Transfer agent fees.......................................      36,708        31,464          40,234
  Other.....................................................      52,917        23,419          52,883
                                                              ----------    -----------    -----------
    Total expenses before waivers...........................     711,234       352,062         840,332
    Less expenses waived by the Administrator and its
      affiliates............................................      (1,275)         (575)           (892)
                                                              ----------    -----------    -----------
    Net Expenses............................................     709,959       351,487         839,440
                                                              ----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)................................   2,922,304       (51,335)        446,737
                                                              ----------    -----------    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
  Net realized gains (losses) on investments and foreign
    currency transactions...................................     898,400    (3,403,663)     (8,420,456)
  Change in unrealized appreciation/depreciation of
    investments and foreign currency transactions...........    (151,354)    3,465,232      12,376,930
                                                              ----------    -----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS.........................     747,046        61,569       3,956,474
                                                              ----------    -----------    -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $3,669,350    $   10,234     $ 4,403,211
                                                              ==========    ===========    ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                            U.S. TREASURY OBLIGATIONS FUND        PRIME MONEY MARKET FUND
                                            -------------------------------    -----------------------------
                                             SIX MONTHS                         SIX MONTHS
                                                ENDED          YEAR ENDED         ENDED         YEAR ENDED
                                              MARCH 31,      SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,
                                                2003              2002             2003            2002
                                            -------------    --------------    ------------    -------------
                                             (UNAUDITED)                       (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)..........    $    435,653      $  2,150,953     $  1,457,930    $  6,147,459
  Net realized gains (losses) on
    investments and foreign currency
    transactions........................            (121)            3,577           29,269        (261,391)
  Change in unrealized
    appreciation/depreciation of
    investments and foreign currency
    transactions........................              --                --               --              --
                                            ------------      ------------     ------------    ------------
  Change in net assets from
    operations..........................         435,532         2,154,530        1,487,199       5,886,068

DIVIDENDS TO TRUST SHAREHOLDERS:
  From net investment income............        (140,057)         (497,316)        (451,321)     (1,404,927)
  From net realized gains on
    investments.........................              --                --               --              --

DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............        (296,338)       (1,654,587)      (1,006,474)     (4,746,430)
  From net realized gains on
    investments.........................              --                --               --              --

DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net investment income............             (11)              (55)             (11)            (66)
  From net realized gains on
    investments.........................              --                --               --              --
                                            ------------      ------------     ------------    ------------
  Total dividends to shareholders.......        (436,406)       (2,151,958)      (1,457,806)     (6,151,423)

CAPITAL TRANSACTIONS:
  Change in net assets from capital
    transactions........................      (9,728,197)      (50,767,322)     (49,325,758)    (63,729,926)
                                            ------------      ------------     ------------    ------------
  Change in net assets..................      (9,729,071)      (50,764,750)     (49,296,365)    (63,995,281)

NET ASSETS:
  Beginning of period...................     108,166,257       158,931,007      341,126,700     405,121,981
                                            ------------      ------------     ------------    ------------
  End of period.........................    $ 98,437,186      $108,166,257     $291,830,335    $341,126,700
                                            ============      ============     ============    ============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 38

                                          INVESTMENT GRADE BOND FUND            GLOBAL FUND                   EQUITY FUND
                                         ----------------------------   ---------------------------   ----------------------------
                                          SIX MONTHS                    SIX MONTHS                     SIX MONTHS
                                            ENDED        YEAR ENDED        ENDED       YEAR ENDED        ENDED        YEAR ENDED
                                          MARCH 31,     SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,    MARCH 31,     SEPTEMBER 30,
                                             2003           2002           2003           2002            2003           2002
                                         ------------   -------------   -----------   -------------   ------------   -------------
                                         (UNAUDITED)                    (UNAUDITED)                   (UNAUDITED)

CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income (loss).......... $  2,922,304   $  6,722,612    $   (51,335)  $    (58,235)   $    446,737   $    499,540
  Net realized gains (losses) on
    investments and foreign currency
    transactions........................      898,400        124,551     (3,403,663)    (6,198,095)     (8,420,456)   (15,643,697)
  Change in unrealized
    appreciation/depreciation
    of investments and foreign
    currency transactions...............     (151,354)     2,847,242      3,465,232     (1,852,752)     12,376,930    (18,321,463)
                                         ------------   ------------    -----------   ------------    ------------   ------------
  Change in net assets from operations..    3,669,350      9,694,405         10,234     (8,109,082)      4,403,211    (33,465,620)

DIVIDENDS TO TRUST SHAREHOLDERS:
  From net investment income............   (3,117,937)    (6,819,659)            --       (826,163)       (445,627)      (512,694)
  From net realized gains on
   investments..........................           --             --        (64,070)      (112,945)             --     (3,195,718)

DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............      (20,774)       (47,486)            --         (8,563)         (1,310)        (1,520)
  From net realized gains on
   investments..........................           --             --           (909)        (1,687)             --        (15,780)

DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net investment income............       (1,058)          (505)            --            (76)             (6)            --
  From net realized gains on
   investments..........................           --             --             (9)           (12)             --           (369)
                                         ------------   ------------    -----------   ------------    ------------   ------------
  Total dividends to shareholders.......   (3,139,769)    (6,867,650)       (64,988)      (949,446)       (446,943)    (3,726,081)

CAPITAL TRANSACTIONS:
  Change in net assets from capital
   transactions.........................   14,656,698      2,717,998     (1,530,460)   (35,474,804)      5,480,640     21,896,226
                                         ------------   ------------    -----------   ------------    ------------   ------------
  Change in net assets..................   15,186,279      5,544,753     (1,585,214)   (44,533,332)      9,436,908    (15,295,475)

NET ASSETS:
    Beginning of period.................  134,041,683    128,496,930     32,324,080     76,857,412     135,417,809    150,713,284
                                         ------------   ------------    -----------   ------------    ------------   ------------
    End of period....................... $149,227,962   $134,041,683    $30,738,866   $ 32,324,080    $144,854,717   $135,417,809
                                         ============   ============    ===========   ============    ============   ============

                                            U.S. TREASURY OBLIGATIONS FUND       PRIME MONEY MARKET FUND
                                            ------------------------------    ------------------------------
                                             SIX MONTHS                        SIX MONTHS
                                                ENDED         YEAR ENDED          ENDED         YEAR ENDED
                                              MARCH 31,      SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,
                                                2003             2002             2003             2002
                                            -------------    -------------    -------------    -------------
                                             (UNAUDITED)                       (UNAUDITED)
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Proceeds from shares issued...........    $  33,875,785    $  78,603,250    $ 368,462,040    $ 708,473,543
  Dividends reinvested..................            1,614            5,860          178,510          441,407
  Cost of shares redeemed...............      (40,604,718)     (71,186,671)    (339,235,664)    (731,733,613)
                                            -------------    -------------    -------------    -------------
  Change in net assets from Trust
    capital transactions................    $  (6,727,319)   $   7,422,439    $  29,404,886    $ (22,818,663)
                                            =============    =============    =============    =============

CLASS A SHARES:
  Proceeds from shares issued...........    $ 220,351,318    $ 466,714,722    $ 331,544,385    $ 867,678,599
  Dividends reinvested..................            2,715            5,080           56,329          237,053
  Cost of shares redeemed...............     (223,354,923)    (524,909,630)    (410,331,370)    (908,826,995)
                                            -------------    -------------    -------------    -------------
  Change in net assets from Class A
    capital transactions................    $  (3,000,890)   $ (58,189,828)   $ (78,730,656)   $ (40,911,343)
                                            =============    =============    =============    =============

CLASS B SHARES:
  Proceeds from shares issued...........    $          --    $          --    $          --    $          --
  Dividends reinvested..................               12               67               12               80
                                            -------------    -------------    -------------    -------------
  Change in net assets from Class B
    capital transactions................    $          12    $          67    $          12    $          80
                                            =============    =============    =============    =============
  Change in net assets from capital
    transactions........................    $  (9,728,197)   $ (50,767,322)   $ (49,325,758)   $ (63,729,926)
                                            =============    =============    =============    =============

SHARE TRANSACTIONS:
TRUST SHARES:
  Issued................................       33,875,784       78,603,250      368,462,040      708,473,543
  Reinvested............................            1,614            5,860          178,510          441,407
  Redeemed..............................      (40,604,718)     (71,186,671)    (339,235,664)    (731,733,613)
                                            -------------    -------------    -------------    -------------
  Change in Trust Shares................       (6,727,320)       7,422,439       29,404,886      (22,818,663)
                                            =============    =============    =============    =============

CLASS A SHARES:
  Issued................................      220,351,318      466,714,722      331,544,385      867,678,599
  Reinvested............................            2,715            5,080           56,329          237,063
  Redeemed..............................     (223,354,923)    (524,909,630)    (410,331,370)    (908,826,995)
                                            -------------    -------------    -------------    -------------
  Change in Class A Shares..............       (3,000,890)     (58,189,828)     (78,730,656)     (40,911,333)
                                            =============    =============    =============    =============

CLASS B SHARES:
  Issued................................               --               --               --               --
  Reinvested............................               12               67               12               80
                                            -------------    -------------    -------------    -------------
  Change in Class B Shares..............               12               67               12               80
                                            =============    =============    =============    =============
  Change in share transactions..........       (9,728,198)     (50,767,322)     (49,325,758)     (63,729,916)
                                            =============    =============    =============    =============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 40

                                            INVESTMENT GRADE BOND FUND        GLOBAL FUND
                                         --------------------------------   ----------------
                                            SIX MONTHS                         SIX MONTHS
                                              ENDED          YEAR ENDED          ENDED
                                            MARCH 31,       SEPTEMBER 30,      MARCH 31,
                                               2003             2002              2003
                                         ----------------   -------------   ----------------
                                           (UNAUDITED)                        (UNAUDITED)
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Proceeds from shares issued...........   $ 27,626,485     $ 42,608,919      $  4,257,324
  Dividends reinvested..................      1,554,732        3,718,611            63,887
  Cost of shares redeemed...............    (14,991,641)     (43,376,299)       (5,765,775)
                                           ------------     ------------      ------------
  Change in net assets from Trust
    capital transactions................   $ 14,189,576     $  2,951,231      $ (1,444,564)
                                           ============     ============      ============

CLASS A SHARES:
  Proceeds from shares issued...........   $    511,292     $    360,291      $     38,904
  Dividends reinvested..................         16,640           44,415               839
  Cost of shares redeemed...............       (265,327)        (638,446)         (125,648)
                                           ------------     ------------      ------------
  Change in net assets from Class A
    capital transactions................   $    262,605     $   (233,740)     $    (85,905)
                                           ============     ============      ============

CLASS B SHARES:
  Proceeds from shares issued...........   $    203,930     $         --      $         --
  Dividends reinvested..................            587              507                 9
                                           ------------     ------------      ------------
  Change in net assets from Class B
    capital transactions................   $    204,517     $        507      $          9
                                           ============     ============      ============
  Change in net assets from
    capital transactions................   $ 14,656,698     $  2,717,998      $ (1,530,460)
                                           ============     ============      ============

SHARE TRANSACTIONS:
TRUST SHARES:
  Issued................................      2,682,026        4,219,274           547,948
  Reinvested............................        150,072          370,051             7,996
  Redeemed..............................     (1,448,143)      (4,314,700)         (746,749)
                                           ------------     ------------      ------------
  Change in Trust Shares................      1,383,955          274,625          (190,805)
                                           ============     ============      ============

CLASS A SHARES:
  Issued................................         49,198           35,660             5,379
  Reinvested............................          1,603            4,409               105
  Redeemed..............................        (25,784)         (63,180)          (16,258)
                                           ------------     ------------      ------------
  Change in Class A Shares..............         25,017          (23,111)          (10,774)
                                           ============     ============      ============

CLASS B SHARES:
  Issued................................         19,672               --                --
  Reinvested............................             56               50                 1
                                           ------------     ------------      ------------
  Change in Class B Shares..............         19,728               50                 1
                                           ============     ============      ============
  Change in share transactions..........      1,428,700          251,564          (201,578)
                                           ============     ============      ============

                                           GLOBAL FUND              EQUITY FUND
                                          -------------   --------------------------------
                                                             SIX MONTHS
                                           YEAR ENDED          ENDED          YEAR ENDED
                                          SEPTEMBER 30,      MARCH 31,       SEPTEMBER 30,
                                              2002              2003             2002
                                          -------------   ----------------   -------------
                                                            (UNAUDITED)
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Proceeds from shares issued...........  $   3,587,314     $ 23,508,190     $ 45,177,568
  Dividends reinvested..................        631,103          299,734        3,469,426
  Cost of shares redeemed...............    (39,300,183)     (18,346,271)     (26,677,316)
                                          -------------     ------------     ------------
  Change in net assets from Trust
    capital transactions................  $ (35,081,766)    $  5,461,653     $ 21,969,678
                                          =============     ============     ============
CLASS A SHARES:
  Proceeds from shares issued...........  $      64,895     $     80,970     $    237,620
  Dividends reinvested..................         10,040            1,208           16,937
  Cost of shares redeemed...............       (473,072)         (82,705)        (328,378)
                                          -------------     ------------     ------------
  Change in net assets from Class A
    capital transactions................  $    (398,137)    $       (527)    $    (73,821)
                                          =============     ============     ============
CLASS B SHARES:
  Proceeds from shares issued...........  $       5,011     $     19,508     $         --
  Dividends reinvested..................             88                6              369
                                          -------------     ------------     ------------
  Change in net assets from Class B
    capital transactions................  $       5,099     $     19,514     $        369
                                          =============     ============     ============
  Change in net assets from
    capital transactions................  $ (35,474,804)    $  5,480,640     $ 21,896,226
                                          =============     ============     ============
SHARE TRANSACTIONS:
TRUST SHARES:
  Issued................................        381,565        4,598,510        7,522,812
  Reinvested............................         63,075           59,707          453,636
  Redeemed..............................     (4,106,760)      (3,607,899)      (4,283,095)
                                          -------------     ------------     ------------
  Change in Trust Shares................     (3,662,120)       1,050,318        3,693,353
                                          =============     ============     ============
CLASS A SHARES:
  Issued................................          7,457           15,956           38,993
  Reinvested............................          1,004              243            2,673
  Redeemed..............................        (49,744)         (16,296)         (53,332)
                                          -------------     ------------     ------------
  Change in Class A Shares..............        (41,283)             (97)         (11,666)
                                          =============     ============     ============
CLASS B SHARES:
  Issued................................            497            3,956               --
  Reinvested............................              9                1               59
                                          -------------     ------------     ------------
  Change in Class B Shares..............            506            3,957               59
                                          =============     ============     ============
  Change in share transactions..........     (3,702,897)       1,054,178        3,681,746
                                          =============     ============     ============

FINANCIAL HIGHLIGHTS
TRUST SHARES

                                                             INVESTMENT ACTIVITIES                    LESS DIVIDENDS FROM:
                                                  -------------------------------------------   ---------------------------------
                                                                   NET REALIZED
                                      NET ASSET                   AND UNREALIZED     TOTAL
                                       VALUE,          NET            GAINS           FROM         NET         NET
                                      BEGINNING    INVESTMENT      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED     TOTAL
                                      OF PERIOD   INCOME (LOSS)    INVESTMENTS     ACTIVITIES     INCOME      GAINS     DIVIDENDS
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
  Six Months Ended March 31,
    2003*...........................   $ 1.00          0.01              --           0.01        (0.01)         --       (0.01)
  Year Ended September 30, 2002.....   $ 1.00          0.02              --           0.02        (0.02)         --       (0.02)
  Year Ended September 30, 2001.....   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
  Year Ended September 30, 2000.....   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
  Year Ended September 30, 1999.....   $ 1.00          0.04              --           0.04        (0.04)         --       (0.04)
  Period Ended September 30,
    1998**..........................   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)

PRIME MONEY MARKET FUND
  Six Months Ended March 31,
    2003*...........................   $ 1.00          0.01              --           0.01        (0.01)         --       (0.01)
  Year Ended September 30, 2002.....   $ 1.00          0.02              --           0.02        (0.02)         --       (0.02)
  Year Ended September 30, 2001.....   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
  Year Ended September 30, 2000.....   $ 1.00          0.06              --           0.06        (0.06)         --       (0.06)
  Year Ended September 30, 1999.....   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
  Period Ended September 30,
    1998**..........................   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)

INVESTMENT GRADE BOND FUND
  Six Months Ended March 31,
    2003*...........................   $10.39          0.24            0.04           0.28        (0.26)         --       (0.26)
  Year Ended September 30, 2002.....   $10.16          0.49            0.24           0.73        (0.50)         --       (0.50)
  Year Ended September 30, 2001.....   $ 9.53          0.54            0.63           1.17        (0.54)         --       (0.54)
  Year Ended September 30, 2000.....   $ 9.49          0.55            0.04           0.59        (0.55)         --       (0.55)
  Year Ended September 30, 1999.....   $10.40          0.53           (0.67)         (0.14)       (0.53)      (0.24)      (0.77)
  Period Ended September 30,
    1998**..........................   $10.00          0.50            0.40           0.90        (0.50)         --       (0.50)

GLOBAL FUND
  Six Months Ended March 31,
    2003*...........................   $ 7.46         (0.01)(e)        0.01             --           --       (0.01)      (0.01)
  Year Ended September 30, 2002.....   $ 9.57         (0.01)(e)       (1.93)         (1.94)       (0.15)      (0.02)      (0.17)
  Year Ended September 30, 2001.....   $12.25          0.13           (2.17)         (2.04)       (0.17)      (0.47)      (0.64)
  Year Ended September 30, 2000.....   $11.97          0.20            0.69           0.89        (0.20)      (0.41)      (0.61)
  Year Ended September 30, 1999.....   $10.51          0.17            1.51           1.68        (0.15)      (0.07)      (0.22)
  Period Ended September 30,
    1998**..........................   $10.00          0.15            0.38           0.53        (0.02)         --       (0.02)

EQUITY FUND
  Six Months Ended March 31,
    2003*...........................   $ 4.76          0.02            0.15           0.17        (0.02)         --       (0.02)
  Year Ended September 30, 2002.....   $ 6.10          0.02           (1.22)         (1.20)       (0.02)      (0.12)      (0.14)
  Year Ended September 30, 2001.....   $11.53          0.02           (2.58)         (2.56)       (0.02)      (2.85)      (2.87)
  Year Ended September 30, 2000.....   $12.03          0.02            1.20           1.22        (0.02)      (1.70)      (1.72)
  Year Ended September 30, 1999.....   $10.96          0.04            2.56           2.60        (0.04)      (1.49)      (1.53)
  Period Ended September 30,
    1998**..........................   $10.00          0.05            0.96           1.01        (0.05)         --       (0.05)

---------------

*  Unaudited

**  From commencement of operations on November 1, 1997.

(a) During the period, certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c) Not annualized.

(d) Annualized.

(e) Per share net investment loss has been calculated using the daily average shares method.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                                              RATIOS/SUPPLEMENTARY DATA
                                  CHANGE IN   NET ASSET                            ------------------------------------------------
                                  NET ASSET    VALUE,               NET ASSETS,                  NET                      PORTFOLIO
                                    VALUE      END OF     TOTAL    END OF PERIOD     NET      INVESTMENT                  TURNOVER
                                  PER SHARE    PERIOD     RETURN      (000'S)      EXPENSES     INCOME     EXPENSES (A)   RATE (B)
                                  -------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS FUND
  Six Months Ended March 31,
  2003*..........................      --      $  1.00     0.50%(c)   $  25,338      0.58%(d)    1.01%(d)      0.58%(d)      N/A
  Year Ended September 30, 2002..      --      $  1.00     1.55%     $  32,065       0.50%       1.54%         0.57%         N/A
  Year Ended September 30, 2001..      --      $  1.00     4.77%     $  24,642       0.51%       4.59%         0.54%         N/A
  Year Ended September 30, 2000..      --      $  1.00     5.53%     $  17,948       0.45%       5.15%         0.55%         N/A
  Year Ended September 30, 1999..      --      $  1.00     4.52%     $ 104,553       0.46%       4.42%         0.56%         N/A
  Period Ended September 30,
  1998**.........................      --      $  1.00     4.70%(c)   $ 101,300      0.47%(d)    5.08%(d)      0.61%(d)      N/A

PRIME MONEY MARKET FUND
  Six Months Ended March 31,
  2003*..........................      --      $  1.00     0.51%(c)   $ 108,667      0.63%(d)    1.02%(d)      0.63%(d)      N/A
  Year Ended September 30, 2002..      --      $  1.00     1.66%     $  79,252       0.58%       1.66%         0.63%         N/A
  Year Ended September 30, 2001..      --      $  1.00     4.83%     $ 102,119       0.57%       4.75%         0.62%         N/A
  Year Ended September 30, 2000..      --      $  1.00     5.82%     $  74,350       0.46%       5.56%         0.63%         N/A
  Year Ended September 30, 1999..      --      $  1.00     4.74%     $ 221,565       0.51%       4.64%         0.67%         N/A
  Period Ended September 30,
  1998**.........................      --      $  1.00     4.84%(c)   $ 144,806      0.49%(d)    5.17%(d)      0.69%(d)      N/A

INVESTMENT GRADE BOND FUND
  Six Months Ended March 31,
  2003*..........................    0.02      $ 10.41     2.37%(c)   $ 147,822      0.97%(d)    4.02%(d)      0.97%(d)       30%
  Year Ended September 30, 2002..    0.23      $ 10.39     7.46%     $ 133,104       0.99%       4.87%         0.99%          77%
  Year Ended September 30, 2001..    0.63      $ 10.16    12.62%     $ 127,346       0.91%       5.53%         0.95%          61%
  Year Ended September 30, 2000..    0.04      $  9.53     6.48%     $ 127,599       0.84%       5.86%         0.94%          58%
  Year Ended September 30, 1999..   (0.91)     $  9.49    (1.36)%    $ 152,106       0.87%       5.43%         0.97%          52%
  Period Ended September 30,
  1998**.........................    0.40      $ 10.40     9.31%(c)   $ 145,194      0.90%(d)    5.46%(d)      1.00%(d)       54%

GLOBAL FUND
  Six Months Ended March 31,
  2003*..........................   (0.01)     $  7.45     0.05%(c)   $  30,372      2.07%(d)   (0.30)%(d)     2.07%(d)       46%
  Year Ended September 30, 2002..   (2.11)     $  7.46    (20.74)%   $  31,876       1.78%      (0.11)%        1.78%         104%
  Year Ended September 30, 2001..   (2.68)     $  9.57    (17.44)%   $  75,895       1.42%       1.30%         1.46%          72%
  Year Ended September 30, 2000..    0.28      $ 12.25     7.43%     $  79,801       1.24%       1.60%         1.34%          28%
  Year Ended September 30, 1999..    1.46      $ 11.97    16.09%     $  83,111       1.30%       1.51%         1.40%          29%
  Period Ended September 30,
  1998**.........................    0.51      $ 10.51     5.34%(c)   $  66,793      1.44%(d)    1.53%(d)      1.54%(d)       35%

EQUITY FUND
  Six Months Ended March 31,
  2003*..........................    0.15      $  4.91     3.46%(c)   $ 144,186      1.13%(d)    0.58%(d)      1.13%(d)       51%
  Year Ended September 30, 2002..   (1.34)     $  4.76    (20.23)%   $ 134,786       1.13%       0.31%         1.13%         109%
  Year Ended September 30, 2001..   (5.43)     $  6.10    (27.86)%   $ 149,831       1.05%       0.20%         1.08%         116%
  Year Ended September 30, 2000..   (0.50)     $ 11.53    10.26%     $ 208,379       0.96%       0.20%         1.06%          84%
  Year Ended September 30, 1999..    1.07      $ 12.03    24.72%     $ 188,259       0.99%       0.32%         1.09%          46%
  Period Ended September 30,
  1998**.........................    0.96      $ 10.96    10.08%(c)   $ 170,652      1.03%(d)    0.47%(d)      1.13%(d)       57%

FINANCIAL HIGHLIGHTS
CLASS A

                                                          INVESTMENT ACTIVITIES                    LESS DIVIDENDS FROM:
                                               -------------------------------------------   ---------------------------------
                                                                NET REALIZED
                                   NET ASSET                   AND UNREALIZED     TOTAL
                                    VALUE,          NET            GAINS           FROM         NET         NET
                                   BEGINNING    INVESTMENT      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED     TOTAL
                                   OF PERIOD   INCOME (LOSS)    INVESTMENTS     ACTIVITIES     INCOME      GAINS     DIVIDENDS
------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
  Six Months Ended March 31,
    2003*........................   $ 1.00            --(d)           --             --(d)        --(d)       --          --(d)
  Year Ended September 30,
    2002.........................   $ 1.00          0.01              --           0.01        (0.01)         --       (0.01)
  Year Ended September 30,
    2001.........................   $ 1.00          0.04              --           0.04        (0.04)         --       (0.04)
  Year Ended September 30,
    2000.........................   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
  Year Ended September 30,
    1999.........................   $ 1.00          0.04              --           0.04        (0.04)         --       (0.04)
  Period Ended September 30,
    1998**.......................   $ 1.00          0.03              --           0.03        (0.03)         --       (0.03)
PRIME MONEY MARKET FUND
  Six Months Ended March 31,
    2003*........................   $ 1.00            --(d)           --             --(d)        --(d)       --          --(d)
  Year Ended September 30,
    2002.........................   $ 1.00          0.01              --           0.01        (0.01)         --       (0.01)
  Year Ended September 30,
    2001.........................   $ 1.00          0.04              --           0.04        (0.04)         --       (0.04)
  Year Ended September 30,
    2000.........................   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
  Year Ended September 30,
    1999.........................   $ 1.00          0.04              --           0.04        (0.04)         --       (0.04)
  Period Ended September 30,
    1998**.......................   $ 1.00          0.03              --           0.03        (0.03)         --       (0.03)
INVESTMENT GRADE BOND FUND
  Six Months Ended March 31,
    2003*........................   $10.41          0.24            0.03           0.27        (0.25)         --       (0.25)
  Year Ended September 30,
    2002.........................   $10.18          0.46            0.24           0.70        (0.47)         --       (0.47)
  Year Ended September 30,
    2001.........................   $ 9.55          0.52            0.63           1.15        (0.52)         --       (0.52)
  Year Ended September 30,
    2000.........................   $ 9.51          0.53            0.04           0.57        (0.53)         --       (0.53)
  Year Ended September 30,
    1999.........................   $10.42          0.51           (0.67)         (0.16)       (0.51)      (0.24)      (0.75)
  Period Ended September 30,
    1998**.......................   $10.10          0.36            0.32           0.68        (0.36)         --       (0.36)
GLOBAL FUND
  Six Months Ended March 31,
    2003*........................   $ 7.46         (0.02)(g)          --(d)       (0.02)          --       (0.01)      (0.01)
  Year Ended September 30,
    2002.........................   $ 9.54         (0.04)(g)       (1.91)         (1.95)       (0.11)      (0.02)      (0.13)
  Year Ended September 30,
    2001.........................   $12.21          0.12           (2.19)         (2.07)       (0.13)      (0.47)      (0.60)
  Year Ended September 30,
    2000.........................   $11.93          0.17            0.69           0.86        (0.17)      (0.41)      (0.58)
  Year Ended September 30,
    1999.........................   $10.49          0.14            1.51           1.65        (0.14)      (0.07)      (0.21)
  Period Ended September 30,
    1998**.......................   $10.31          0.05            0.13           0.18           --          --          --
EQUITY FUND
  Six Months Ended March 31,
    2003*........................   $ 4.72          0.01            0.14           0.15        (0.01)         --       (0.01)
  Year Ended September 30,
    2002.........................   $ 6.06            --(d)        (1.21)         (1.21)       (0.01)      (0.12)      (0.13)
  Year Ended September 30,
    2001.........................   $11.48         (0.01)          (2.55)         (2.56)       (0.01)      (2.85)      (2.86)
  Year Ended September 30,
    2000.........................   $11.99         (0.01)           1.21           1.20        (0.01)      (1.70)      (1.71)
  Year Ended September 30,
    1999.........................   $10.94          0.01            2.55           2.56        (0.02)      (1.49)      (1.51)
  Period Ended September 30,
    1998**.......................   $10.87          0.02            0.07           0.09        (0.02)         --       (0.02)

---------------

*  Unaudited

**  From commencement of operations on February 3, 1998.

(a) Total return excludes sales charge.

(b) During the period, certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(d) Amount less than $0.005.

(e) Not annualized.

(f)  Annualized.

(g) Per share net investment loss has been calculated using the daily average shares method.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


                                  CHANGE IN   NET ASSET
                                  NET ASSET    VALUE,                   NET ASSETS,
                                    VALUE      END OF       TOTAL      END OF PERIOD
                                  PER SHARE    PERIOD     RETURN (A)      (000'S)
                                  --------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
  Six Months Ended March 31,
   2003*.........................      --      $  1.00        0.38%(e)   $  73,089
  Year Ended September 30, 2002..      --      $  1.00        1.30%      $  76,091
  Year Ended September 30, 2001..      --      $  1.00        4.51%      $ 134,279
  Year Ended September 30, 2000..      --      $  1.00        5.26%      $ 122,888
  Year Ended September 30, 1999..      --      $  1.00        4.26%      $   3,906
  Period Ended September 30,
   1998**........................      --      $  1.00        3.02%(e)   $     720

PRIME MONEY MARKET FUND
  Six Months Ended March 31,
   2003*.........................      --      $  1.00        0.38%(e)   $ 183,153
  Year Ended September 30, 2002..      --      $  1.00        1.41%      $ 261,865
  Year Ended September 30, 2001..      --      $  1.00        4.57%      $ 302,993
  Year Ended September 30, 2000..      --      $  1.00        5.56%      $ 280,212
  Year Ended September 30, 1999..      --      $  1.00        4.48%      $  29,246
  Period Ended September 30,
   1998**........................      --      $  1.00        2.93%(e)   $   8,514

INVESTMENT GRADE BOND FUND
  Six Months Ended March 31,
   2003*.........................    0.02      $ 10.43        2.24%(e)   $   1,187
  Year Ended September 30, 2002..    0.23      $ 10.41        7.17%      $     924
  Year Ended September 30, 2001..    0.63      $ 10.18       12.32%      $   1,139
  Year Ended September 30, 2000..    0.04      $  9.55        6.20%      $   1,824
  Year Ended September 30, 1999..   (0.91)     $  9.51       (1.58)%     $   3,670
  Period Ended September 30,
   1998**........................    0.32      $ 10.42        6.89%(e)   $   1,272

GLOBAL FUND
  Six Months Ended March 31,
   2003*.........................   (0.03)     $  7.43      (0.22)%(e)   $     362
  Year Ended September 30, 2002..   (2.08)     $  7.46      (20.80)%     $     444
  Year Ended September 30, 2001..   (2.67)     $  9.54      (17.70)%     $     962
  Year Ended September 30, 2000..    0.28      $ 12.21        7.18%      $   2,069
  Year Ended September 30, 1999..    1.44      $ 11.93       15.81%      $   3,810
  Period Ended September 30,
   1998**........................    0.18      $ 10.49        1.75%(e)   $   1,775

EQUITY FUND
  Six Months Ended March 31,
   2003*.........................    0.14      $  4.86        3.16%(e)   $     635
  Year Ended September 30, 2002..   (1.34)     $  4.72      (20.47)%     $     617
  Year Ended September 30, 2001..   (5.42)     $  6.06      (27.98)%     $     864
  Year Ended September 30, 2000..   (0.51)     $ 11.48       10.04%      $   1,937
  Year Ended September 30, 1999..    1.05      $ 11.99       24.34%      $   2,604
  Period Ended September 30,
   1998**........................    0.07      $ 10.94        0.83%(e)   $   1,287

                                              RATIOS/SUPPLEMENTARY DATA
                                   ------------------------------------------------
                                                 NET                      PORTFOLIO
                                     NET      INVESTMENT                  TURNOVER
                                   EXPENSES     INCOME     EXPENSES (B)   RATE (C)
                                  --------------------------------------------------

U.S. TREASURY OBLIGATIONS FUND
  Six Months Ended March 31,
   2003*.........................    0.83%(f)    0.76%(f)      1.08%(f)      N/A
  Year Ended September 30, 2002..    0.75%       1.29%         1.07%         N/A
  Year Ended September 30, 2001..    0.76%       4.43%         1.05%         N/A
  Year Ended September 30, 2000..    0.70%       5.24%         1.05%         N/A
  Year Ended September 30, 1999..    0.70%       4.25%         1.06%         N/A
  Period Ended September 30,
   1998**........................    0.72%(f)    4.76%(f)      1.10%(f)      N/A
PRIME MONEY MARKET FUND
  Six Months Ended March 31,
   2003*.........................    0.88%(f)    0.77%(f)      1.13%(f)      N/A
  Year Ended September 30, 2002..    0.83%       1.41%         1.13%         N/A
  Year Ended September 30, 2001..    0.82%       4.42%         1.12%         N/A
  Year Ended September 30, 2000..    0.71%       5.54%         1.13%         N/A
  Year Ended September 30, 1999..    0.76%       4.42%         1.17%         N/A
  Period Ended September 30,
   1998**........................    0.75%(f)    4.88%(f)      1.20%(f)      N/A
INVESTMENT GRADE BOND FUND
  Six Months Ended March 31,
   2003*.........................    1.22%(f)    3.77%(f)      1.47%(f)       30%
  Year Ended September 30, 2002..    1.24%       4.62%         1.49%          77%
  Year Ended September 30, 2001..    1.16%       5.30%         1.45%          61%
  Year Ended September 30, 2000..    1.09%       5.61%         1.44%          58%
  Year Ended September 30, 1999..    1.10%       5.18%         1.45%          52%
  Period Ended September 30,
   1998**........................    1.14%(f)    4.99%(f)      1.49%(f)       54%
GLOBAL FUND
  Six Months Ended March 31,
   2003*.........................    2.32%(f)   (0.55)%(f)     2.57%(f)       46%
  Year Ended September 30, 2002..    2.03%      (0.36)%        2.28%         104%
  Year Ended September 30, 2001..    1.67%       1.05%         1.96%          72%
  Year Ended September 30, 2000..    1.49%       1.35%         1.84%          28%
  Year Ended September 30, 1999..    1.53%       1.33%         1.88%          29%
  Period Ended September 30,
   1998**........................    1.73%(f)    1.27%(f)      2.08%(f)       35%
EQUITY FUND
  Six Months Ended March 31,
   2003*.........................    1.38%(f)    0.33%(f)      1.63%(f)       51%
  Year Ended September 30, 2002..    1.38%       0.06%         1.63%         109%
  Year Ended September 30, 2001..    1.30%      (0.06)%        1.59%         116%
  Year Ended September 30, 2000..    1.21%      (0.05)%        1.56%          84%
  Year Ended September 30, 1999..    1.23%       0.08%         1.58%          46%
  Period Ended September 30,
   1998**........................    1.28%(f)    0.13%(f)      1.63%(f)       57%

FINANCIAL HIGHLIGHTS
CLASS B

                                                             INVESTMENT ACTIVITIES                    LESS DIVIDENDS FROM:
                                                  -------------------------------------------   ---------------------------------
                                                                   NET REALIZED
                                      NET ASSET                   AND UNREALIZED     TOTAL
                                       VALUE,          NET            GAINS           FROM         NET         NET
                                      BEGINNING    INVESTMENT      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED     TOTAL
                                      OF PERIOD   INCOME (LOSS)    INVESTMENTS     ACTIVITIES     INCOME      GAINS     DIVIDENDS
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
Six Months Ended March 31, 2003*....   $ 1.00             --(d)          --             --           --(d)       --          --(d)
Year Ended September 30, 2002.......   $ 1.00           0.01             --           0.01        (0.01)         --       (0.01)
Period Ended September 30, 2001**...   $ 1.00           0.02             --           0.02        (0.02)         --       (0.02)

PRIME MONEY MARKET FUND
Six Months Ended March 31, 2003*....   $ 1.00             --(d)          --             --           --(d)       --          --(d)
Year Ended September 30, 2002.......   $ 1.00           0.01             --           0.01        (0.01)         --       (0.01)
Period Ended September 30, 2001**...   $ 1.00           0.02             --           0.02        (0.02)         --       (0.02)

INVESTMENT GRADE BOND FUND
Six Months Ended March 31, 2003*....   $10.41           0.19           0.02           0.21        (0.20)         --       (0.20)
Year Ended September 30, 2002.......   $10.18           0.39           0.24           0.63        (0.40)         --       (0.40)
Period Ended September 30,
  2001***...........................   $ 9.90           0.29           0.28           0.57        (0.29)         --       (0.29)

GLOBAL FUND
Six Months Ended March 31, 2003*....   $ 7.40          (0.05)(g)         --(d)       (0.05)          --       (0.01)      (0.01)
Year Ended September 30, 2002.......   $ 9.54          (0.09)(g)      (1.90)         (1.99)       (0.13)      (0.02)      (0.15)
Period Ended September 30,
  2001***...........................   $11.35             --          (1.81)         (1.81)          --          --          --

EQUITY FUND
Six Months Ended March 31, 2003*....   $ 4.67           0.03           0.11           0.14           --(d)       --          --(d)
Year Ended September 30, 2002.......   $ 6.04          (0.04)         (1.21)         (1.25)          --       (0.12)      (0.12)
Period Ended September 30,
  2001***...........................   $ 7.93          (0.03)         (1.86)         (1.89)          --(d)       --          --(d)

---------------

*  Unaudited

**  From commencement of operations on February 1, 2001.

*** From commencement of operations on February 2, 2001.

(a) Total return excludes sales charge.

(b) During the period, certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(d) Amount less than $0.005.

(e) Not annualized.

(f)  Annualized.

(g) Per share net investment loss has been calculated using the daily average shares method.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                                               RATIOS/SUPPLEMENTARY DATA
                               CHANGE IN   NET ASSET                                ------------------------------------------------
                               NET ASSET    VALUE,                   NET ASSETS,                  NET                      PORTFOLIO
                                 VALUE      END OF       TOTAL      END OF PERIOD     NET      INVESTMENT                  TURNOVER
                               PER SHARE    PERIOD     RETURN (A)      (000'S)      EXPENSES     INCOME     EXPENSES (B)   RATE (C)
                               -----------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS FUND
  Six Months Ended March 31,
  2003*.......................      --      $ 1.00         0.11%(e)     $ 10          1.38%(f)    0.21%(f)      1.58%(f)      N/A
  Year Ended September 30,
  2002........................      --      $ 1.00         0.54%        $ 10          1.50%       0.54%         1.57%         N/A
  Period Ended September 30,
  2001**......................      --      $ 1.00         2.01%(e)     $ 10          1.55%(f)    3.00%(f)      1.55%(f)      N/A

PRIME MONEY MARKET FUND
  Six Months Ended March 31,
  2003*.......................      --      $ 1.00         0.11%(e)     $ 10          1.43%(f)    0.22%(f)      1.63%(f)      N/A
  Year Ended September 30,
  2002........................      --      $ 1.00         0.65%        $ 10          1.58%       0.66%         1.63%         N/A
  Period Ended September 30,
  2001**......................      --      $ 1.00         2.03%(e)     $ 10          1.62%(f)    3.03%(f)      1.62%(f)      N/A

INVESTMENT GRADE BOND FUND
  Six Months Ended March 31,
  2003*.......................    0.01      $10.42         1.75%(e)     $219          1.92%(f)    2.72%(f)      1.92%(f)       30%
  Year Ended September 30,
  2002........................    0.23      $10.41         6.37%        $ 13          1.99%       3.87%         1.99%          77%
  Period Ended September 30,
  2001***.....................    0.28      $10.18         5.85%(e)     $ 13          1.94%(f)    4.39%(f)      1.62%(f)       61%

GLOBAL FUND
  Six Months Ended March 31,
  2003*.......................   (0.06)     $ 7.34        (0.63)%(e)     $  4         3.07%(f)   (1.30)%(f)     3.07%(f)       46%
  Year Ended September 30,
  2002........................   (2.14)     $ 7.40       (21.27)%       $  4          2.78%      (1.11)%        2.78%         104%
  Period Ended September 30,
  2001***.....................   (1.81)     $ 9.54       (15.95)%(e)     $  1         2.54%(f)    0.16%(f)      2.54%(f)       72%

EQUITY FUND
  Six Months Ended March 31,
  2003*.......................    0.14      $ 4.81         3.03%(e)     $ 34          2.13%(f)   (0.42)%(f)     2.13%(f)       51%
  Year Ended September 30,
  2002........................   (1.37)     $ 4.67       (21.20)%       $ 14          2.13%      (0.69)%        2.13%         109%
  Period Ended September 30,
  2001***.....................   (1.89)     $ 6.04       (23.82)%(e)     $ 18         2.09%(f)   (0.75)%(f)     2.09%(f)      116%

NOTES TO THE FINANCIAL STATEMENTS
(Unaudited)

NOTE 1 -- ORGANIZATION

Eureka Funds (the "Trust") was organized as a Massachusetts Business Trust on April 7, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Trust offers five managed investment portfolios for sale to the public. The accompanying financial statements and financial highlights are those of Eureka U.S. Treasury Obligations Fund (the "U.S. Treasury Fund"), Eureka Prime Money Market Fund (the "Prime Fund"), Eureka Investment Grade Bond Fund (the "Bond Fund"), Eureka Global Fund (the "Global Fund,"), and Eureka Equity Fund (the "Equity Fund") (each a "Fund", and collectively, the "Funds"). The Funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. Each Fund offers three classes of shares: Trust Shares, Class A Shares and Class B Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S.). The preparation of financial statements requires management to make certain estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements reflect all normal recurring adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.

SECURITIES VALUATION: Securities of the U.S. Treasury and Prime Funds (the "Money Market Funds") are valued utilizing the amortized cost method, which approximates fair market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Portfolio securities for which the principal market is a securities exchange will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at their latest bid quotations. If no such bid price is available, then the securities will be valued using good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees of the Eureka Funds; provided however, that before any such securities are purchased for the Bond Fund, the Global Fund or the Equity Fund, the Trustees of the Eureka Funds shall be notified and given the opportunity to establish appropriate methods of determining the fair market value of such securities.

Bonds and other fixed-income securities (other than short-term obligations, but including listed securities) will be valued at the mean between their latest bid and asked quotations in such principal market. If no such bid and asked prices are available, then the securities will be valued in good faith at their fair market values using methods determined by or under the supervision of the Board of Trustees of the Eureka Funds. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in securities of other mutual funds are valued at the redemption price. Securities for which market quotations are not readily available are valued at fair value determined in good faith under the general supervision of the Board of Trustees of the Eureka Funds.

STRIPPED SECURITIES: Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

REPURCHASE AGREEMENTS: The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market

(Unaudited)

action or delay in connection with the disposition of the underlying obligations.

FOREIGN CURRENCY TRANSLATION: The Funds, other than the U.S. Treasury Fund, may invest in certain obligations or securities denominated in foreign currencies. The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Prime Fund, Bond Fund, Global Fund and Equity Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from change in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

FORWARD CURRENCY CONTRACTS: The Global Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Global Fund may be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSES: Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class of shares are charged directly to that class.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net assets on the date income is earned, expenses are accrued, or realized and unrealized gains and losses have been incurred.

ORGANIZATION COSTS: Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized over a sixty-month period, beginning with each Fund's commencement of operations. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

DIVIDENDS TO SHAREHOLDERS: Dividends from the Money Market Funds' and the Bond Fund's net investment income, if any, are declared daily and paid monthly. Dividends from the Global Fund's net investment income, if any, are declared and paid annually. Dividends from the Equity Fund's net investment income, if any, are declared and paid monthly. Net realized gains on portfolio securities, if any, are distributed at least annually by the Funds. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, which is to make timely distributions.

(Unaudited)

NOTE 3 -- RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Eureka Investment Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of Bank of the West. Under the terms of the Advisory Agreement, the Advisor is entitled to receive a fee that is calculated daily and paid monthly based on a percentage of the average net assets of each Fund as follows:

                FUND                   ANNUAL RATE
                ----                   -----------
U.S. Treasury Fund..................      0.20%
Prime Fund..........................      0.30%
Bond Fund...........................      0.60%
Global Fund.........................      0.90%
Equity Fund.........................      0.75%

BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., serves as the administrator for the Trust pursuant to an administration agreement (the "Administration Agreement"). Under the Administration Agreement, BISYS is entitled to a fee computed at an annual rate, subject to a $75,000 per Fund annual minimum, of 0.20% of the Trust's average daily net assets up to $500 million, 0.185% of the next $500 million, and 0.175% for amounts in excess of $1 billion.

BISYS serves as the Trust's principal underwriter and distributor (the "Distributor"). The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") with respect to Class A Shares and Class B Shares. This Plan is in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Funds will pay a monthly fee to the Distributor in an annual rate equal to 0.25% of the average daily net assets of Class A Shares of each Fund, and an annual rate equal to 1.00% of the average daily net assets of Class B Shares of each Fund. The Distributor may voluntarily choose to waive all or a portion of its fee. The Trust has also entered into a Service Plan with BISYS with respect to Class A Shares. Pursuant to the Service Plan, the Funds will pay to BISYS a fee at an annual rate not to exceed 0.25% of the average daily net assets of Class A Shares of each Fund.

BISYS Fund Services, Inc. and BISYS Fund Services Ohio, Inc., also wholly-owned subsidiaries of The BISYS Group, Inc. serves as fund accountant and transfer and dividend disbursing agent, respectively, of the Funds. Under the Fund Accounting Agreement, BISYS Fund Services, Inc. receives a fee from the Trust at the annual rate of 0.03% of the Trust's average daily net assets up to $500 million, 0.02% of the Trust's average daily net assets in excess of $500 million up to $1 billion, and 0.01% of the Trust's average daily net assets in excess of $1 billion, subject to a minimum annual fee. Under the Transfer Agency Agreement, BISYS Fund Services, Inc. receives a fee from each class of each Fund at the annual rate of $15,000 in addition to various annual per account fees.

NOTE 4 -- INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended March 31, 2003 were as follows:

          FUND             PURCHASES       SALES
          ----            -----------   -----------
Bond Fund...............  $56,349,103   $41,862,491
Global Fund.............  $15,387,704   $16,524,338
Equity Fund.............  $78,213,604   $73,721,945

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                                                                              51

INVESTMENT ADVISOR
Eureka Investment Advisors, Inc.
300 South Grand Avenue, 7(th) Floor
Los Angeles, California 90071

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Wilmer, Cutler & Pickering
2445 M Street, N.W.
Washington, D.C. 20037

TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

AUDITORS
Ernst & Young, LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215

CUSTODIAN
The Bank of New York
100 Church Street
New York, NY 10286

This material is authorized for distribution to prospective investors only when accompanied or preceded by a current prospectus. Please read the prospectus carefully before investing or sending money.

The Eureka Funds are distributed by BISYS Fund Services Limited Partnership. Eureka Investment Advisors, Inc. is the investment adviser to the Funds and receives fees for those services.

EUR-0034-3/03                                                               5-03